United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21904
(Investment Company Act File Number)

Federated Hermes MDT Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2024-07-31

Date of Reporting Period: 2024-07-31

Item 1.	Reports to Stockholders

Federated Hermes MDT Large Cap Growth Fund

Class A Shares QALGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$113	0.99%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$9,450	$10,000	$10,000	$10,000
7/31/2015	$10,322	$11,128	$11,427	$11,608
7/31/2016	$9,948	$11,623	$11,380	$12,113
7/31/2017	$11,507	$13,498	$13,364	$14,299
7/31/2018	$14,658	$15,711	$16,073	$17,566
7/31/2019	$16,311	$16,819	$17,541	$19,467
7/31/2020	$20,700	$18,657	$21,565	$25,275
7/31/2021	$27,945	$25,882	$29,229	$34,546
7/31/2022	$25,450	$23,979	$23,887	$30,426
7/31/2023	$30,173	$27,013	$27,296	$35,692
7/31/2024	$38,998	$32,705	$33,673	$45,306

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	22.12%	17.71%	14.58%
Class A Shares without sales load	29.25%	19.05%	15.23%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R700

37329-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class C Shares QCLGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$199	1.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class C Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,843	$11,128	$11,427	$11,608
7/31/2016	$10,366	$11,623	$11,380	$12,113
7/31/2017	$11,903	$13,498	$13,364	$14,299
7/31/2018	$15,048	$15,711	$16,073	$17,566
7/31/2019	$16,623	$16,819	$17,541	$19,467
7/31/2020	$20,942	$18,657	$21,565	$25,275
7/31/2021	$28,064	$25,882	$29,229	$34,546
7/31/2022	$25,370	$23,979	$23,887	$30,426
7/31/2023	$30,079	$27,013	$27,296	$35,692
7/31/2024	$38,876	$32,705	$33,673	$45,306

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	27.27%	18.17%	14.54%
Class C Shares without sales load	28.27%	18.17%	14.54%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R809

37329-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Institutional Shares QILGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$85	0.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,955	$11,128	$11,427	$11,608
7/31/2016	$10,583	$11,623	$11,380	$12,113
7/31/2017	$12,274	$13,498	$13,364	$14,299
7/31/2018	$15,668	$15,711	$16,073	$17,566
7/31/2019	$17,483	$16,819	$17,541	$19,467
7/31/2020	$22,242	$18,657	$21,565	$25,275
7/31/2021	$30,092	$25,882	$29,229	$34,546
7/31/2022	$27,477	$23,979	$23,887	$30,426
7/31/2023	$32,664	$27,013	$27,296	$35,692
7/31/2024	$42,312	$32,705	$33,673	$45,306

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	29.54%	19.33%	15.52%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R882

37329-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Large Cap Growth Fund

Class R6 Shares QRLGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Large Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$12Footnote Reference*	0.71%
Footnote	Description
Footnote*	Based on operations for the period from May 29, 2024 to July 31, 2024. Expenses for the full year would be higher.

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 1000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stocks of large-sized U.S. companies.

Top Contributors to Performance

■ An underweight position in companies with negative analyst conviction and flat to worsening earnings to price ratio contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Industrials aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA and

   Vistra Corp. and an underweight position in Tesla, Inc.

Top Detractors from Performance

■ Poor stock selection among companies with a strong 1-year return, very high analyst conviction, and low structural earnings detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples and Financials detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Zscaler, Inc.

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Morningstar Large Growth Funds Average	Russell 1000 Growth Index
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,955	$11,128	$11,427	$11,608
7/31/2016	$10,583	$11,623	$11,380	$12,113
7/31/2017	$12,274	$13,498	$13,364	$14,299
7/31/2018	$15,668	$15,711	$16,073	$17,566
7/31/2019	$17,483	$16,819	$17,541	$19,467
7/31/2020	$22,242	$18,657	$21,565	$25,275
7/31/2021	$30,092	$25,882	$29,229	$34,546
7/31/2022	$27,477	$23,979	$23,887	$30,426
7/31/2023	$32,664	$27,013	$27,296	$35,692
7/31/2024	$42,312	$32,705	$33,673	$45,306

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Referencea	29.54%	19.33%	15.52%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Morningstar Large Growth Funds Average	23.31%	13.95%	12.92%
Russell 1000 Growth Index	26.94%	18.40%	16.31%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
Footnote[a]	The Fund's Class R6 Shares commenced operations on May 29, 2024. For the periods prior to the commencement of operations of the Fund's Class R6 Shares, the performance information shown is for the Fund's Institutional Shares. The performance of the Institutional Shares has not been adjusted to reflect the expenses of the Class R6 Shares, since the Class R6 Shares have a lower expense ratio than the Institutional Shares.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,507,393,159
Number of Investments	101
Portfolio Turnover	58%
Total Advisory Fees Paid	$4,997,886

Annual Shareholder Report

Federated Hermes MDT Large Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.7%
Materials	1.0%
Industrials	3.4%
Consumer Staples	4.6%
Financials	6.5%
Health Care	8.6%
Consumer Discretionary	12.7%
Communication Services	12.8%
Information Technology	47.4%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.75% to 0.65% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31425E101

37329-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class A Shares QAACX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$118	1.04%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$9,451	$10,000	$10,000
7/31/2015	$10,216	$11,128	$10,863
7/31/2016	$10,154	$11,623	$11,045
7/31/2017	$11,734	$13,498	$12,699
7/31/2018	$14,172	$15,711	$14,558
7/31/2019	$15,273	$16,819	$15,422
7/31/2020	$16,754	$18,657	$16,566
7/31/2021	$23,188	$25,882	$22,482
7/31/2022	$22,040	$23,979	$21,008
7/31/2023	$25,203	$27,013	$23,397
7/31/2024	$31,842	$32,705	$27,948

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	19.40%	14.53%	12.28%
Class A Shares without sales load	26.34%	15.83%	12.92%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R106

37309-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class C Shares QCACX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$204	1.81%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class C Shares	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000
7/31/2015	$10,731	$11,128	$10,863
7/31/2016	$10,577	$11,623	$11,045
7/31/2017	$12,134	$13,498	$12,699
7/31/2018	$14,550	$15,711	$14,558
7/31/2019	$15,562	$16,819	$15,422
7/31/2020	$16,940	$18,657	$16,566
7/31/2021	$23,270	$25,882	$22,482
7/31/2022	$21,952	$23,979	$21,008
7/31/2023	$25,102	$27,013	$23,397
7/31/2024	$31,714	$32,705	$27,948

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	24.38%	14.95%	12.23%
Class C Shares without sales load	25.38%	14.95%	12.23%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R205

37309-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Institutional Shares QIACX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$84	0.74%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000
7/31/2015	$10,845	$11,128	$10,863
7/31/2016	$10,807	$11,623	$11,045
7/31/2017	$12,525	$13,498	$12,699
7/31/2018	$15,175	$15,711	$14,558
7/31/2019	$16,401	$16,819	$15,422
7/31/2020	$18,042	$18,657	$16,566
7/31/2021	$25,048	$25,882	$22,482
7/31/2022	$23,879	$23,979	$21,008
7/31/2023	$27,387	$27,013	$23,397
7/31/2024	$34,707	$32,705	$27,948

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	26.73%	16.17%	13.25%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R304

37309-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT All Cap Core Fund

Class R6 Shares QKACX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT All Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$83	0.73%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 3000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term capital appreciation by investing primarily in the common stock of U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among companies with strong technical factors and neutral to high analyst conviction contributed positively to Fund relative performance.

■ By sector, stock selection in Consumer Discretionary and Utilities aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Spotify Technology SA, Vistra

   Corp. and Dell Technologies, Inc. (Class C Shares).

Top Detractors from Performance

■ An underweight position in and weak stock selection among companies with negative analyst conviction and flat or improving earnings to price ratios detracted from Fund relative performance.

■ By sector, stock selection in Consumer Staples detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in NVIDIA Corporation and overweight positions in PepsiCo, Inc. and Fortinet.

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Morningstar Large Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000
7/31/2015	$10,765	$11,128	$10,863
7/31/2016	$10,652	$11,623	$11,045
7/31/2017	$12,335	$13,498	$12,699
7/31/2018	$14,946	$15,711	$14,558
7/31/2019	$16,154	$16,819	$15,422
7/31/2020	$17,770	$18,657	$16,566
7/31/2021	$24,671	$25,882	$22,482
7/31/2022	$23,521	$23,979	$21,008
7/31/2023	$26,985	$27,013	$23,397
7/31/2024	$34,195	$32,705	$27,948

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	26.72%	16.18%	13.08%
Russell 3000® Index	21.07%	14.22%	12.58%
Morningstar Large Blend Funds Average	19.29%	12.56%	10.80%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,066,272,970
Number of Investments	176
Portfolio Turnover	71%
Total Advisory Fees Paid	$4,344,724

Annual Shareholder Report

Federated Hermes MDT All Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Real Estate	1.5%
Utilities	2.2%
Energy	2.7%
Materials	3.6%
Consumer Staples	6.3%
Industrials	8.2%
Consumer Discretionary	9.0%
Communication Services	9.1%
Health Care	12.7%
Financials	14.4%
Information Technology	28.0%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R718

37309-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class A Shares QABGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$142	1.31%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$9,447	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,004	$11,121	$10,282	$10,790	$10,398
7/31/2016	$9,966	$11,745	$10,893	$11,437	$10,583
7/31/2017	$10,874	$13,629	$10,837	$12,488	$11,582
7/31/2018	$12,170	$15,843	$10,750	$13,641	$12,378
7/31/2019	$12,813	$17,108	$11,619	$14,797	$12,905
7/31/2020	$13,976	$19,153	$12,795	$16,549	$13,608
7/31/2021	$17,234	$26,134	$12,705	$19,945	$16,762
7/31/2022	$16,018	$24,921	$11,547	$18,717	$15,464
7/31/2023	$17,024	$28,165	$11,158	$19,920	$16,326
7/31/2024	$19,808	$34,403	$11,727	$22,939	$18,352

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	9.93%	7.88%	7.07%
Class A Shares without sales load	16.36%	9.10%	7.68%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.4%
Energy	2.5%
Materials	3.3%
Real Estate	5.5%
Consumer Staples	6.2%
Industrials	8.3%
Communication Services	8.8%
Consumer Discretionary	9.7%
Health Care	12.3%
Financials	13.9%
Information Technology	27.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R841

37326-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class C Shares QCBGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$224	2.08%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class C Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,512	$11,121	$10,282	$10,790	$10,398
7/31/2016	$10,397	$11,745	$10,893	$11,437	$10,583
7/31/2017	$11,253	$13,629	$10,837	$12,488	$11,582
7/31/2018	$12,500	$15,843	$10,750	$13,641	$12,378
7/31/2019	$13,068	$17,108	$11,619	$14,797	$12,905
7/31/2020	$14,146	$19,153	$12,795	$16,549	$13,608
7/31/2021	$17,311	$26,134	$12,705	$19,945	$16,762
7/31/2022	$15,968	$24,921	$11,547	$18,717	$15,464
7/31/2023	$16,970	$28,165	$11,158	$19,920	$16,326
7/31/2024	$19,746	$34,403	$11,727	$22,939	$18,352

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	14.46%	8.27%	7.04%
Class C Shares without sales load	15.46%	8.27%	7.04%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.4%
Energy	2.5%
Materials	3.3%
Real Estate	5.5%
Consumer Staples	6.2%
Industrials	8.3%
Communication Services	8.8%
Consumer Discretionary	9.7%
Health Care	12.3%
Financials	13.9%
Information Technology	27.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R833

37326-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Institutional Shares QIBGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$115	1.06%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Institutional Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,613	$11,121	$10,282	$10,790	$10,398
7/31/2016	$10,606	$11,745	$10,893	$11,437	$10,583
7/31/2017	$11,598	$13,629	$10,837	$12,488	$11,582
7/31/2018	$13,008	$15,843	$10,750	$13,641	$12,378
7/31/2019	$13,738	$17,108	$11,619	$14,797	$12,905
7/31/2020	$15,020	$19,153	$12,795	$16,549	$13,608
7/31/2021	$18,563	$26,134	$12,705	$19,945	$16,762
7/31/2022	$17,297	$24,921	$11,547	$18,717	$15,464
7/31/2023	$18,433	$28,165	$11,158	$19,920	$16,326
7/31/2024	$21,497	$34,403	$11,727	$22,939	$18,352

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	16.62%	9.37%	7.95%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.4%
Energy	2.5%
Materials	3.3%
Real Estate	5.5%
Consumer Staples	6.2%
Industrials	8.3%
Communication Services	8.8%
Consumer Discretionary	9.7%
Health Care	12.3%
Financials	13.9%
Information Technology	27.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R825

37326-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Balanced Fund

Class R6 Shares QKBGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Balanced Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$110	1.02%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to a 60%/40% blend of the S&P 500 Index and the Bloomberg US Aggregate Bond Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes. The Fund seeks to provide long-term growth of capital and income by investing in a combination of equity and fixed-income securities.

Top Contributors to Performance

■ Domestic equity security selection positively affected Fund relative performance.

■ By sector, domestic equity security selection in Utilities, Consumer Discretionary and Communication Services aided performance.

■ An overweight allocation to equities and underweight position in fixed income throughout the reporting period aided performance.

Top Detractors from Performance

■ The allocation to international equities detracted from Fund relative performance as these investments underperformed the domestic equity market during the reporting period.

■ By sector, domestic equity security selection in Information Technology, Materials and Health Care detracted from performance.

Federated Hermes MDT Balanced Fund

Annual Shareholder Report

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	S&P 500 Index	Bloomberg US Aggregate Bond Index	60% S&P 500/ 40% Bloomberg US Aggregate Bond	Morningstar Allocation Funds Average - 50%-70% Equity
7/31/2014	$10,000	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,561	$11,121	$10,282	$10,790	$10,398
7/31/2016	$10,499	$11,745	$10,893	$11,437	$10,583
7/31/2017	$11,478	$13,629	$10,837	$12,488	$11,582
7/31/2018	$12,883	$15,843	$10,750	$13,641	$12,378
7/31/2019	$13,592	$17,108	$11,619	$14,797	$12,905
7/31/2020	$14,859	$19,153	$12,795	$16,549	$13,608
7/31/2021	$18,380	$26,134	$12,705	$19,945	$16,762
7/31/2022	$17,128	$24,921	$11,547	$18,717	$15,464
7/31/2023	$18,256	$28,165	$11,158	$19,920	$16,326
7/31/2024	$21,297	$34,403	$11,727	$22,939	$18,352

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	16.66%	9.40%	7.85%
S&P 500 Index	22.15%	14.99%	13.15%
Bloomberg US Aggregate Bond Index	5.10%	0.19%	1.61%
60% S&P 500/ 40% Bloomberg US Aggregate Bond	15.16%	9.16%	8.66%
Morningstar Allocation Funds Average - 50%-70% Equity	12.37%	7.20%	6.28%

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$227,569,976
Number of Investments	467
Portfolio Turnover	68%
Total Advisory Fees Paid	$1,554,001

Annual Shareholder Report

Federated Hermes MDT Balanced Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Collateralized Mortgage Obligations	1.2%
Emerging Markets Core Fund	1.9%
Cash Equivalents	2.0%
Project and Trade Finance Core Fund	2.1%
U.S. Treasury Securities	2.5%
Asset-Backed Securities	2.7%
International Equity Securities (including International Exchange-Traded Funds)	7.5%
Mortgage Core Fund	9.8%
Corporate Bonds	11.0%
Domestic Equity Securities	57.2%

Top Sectors - Equity (% of Equity Securities)

Value	Value
Utilities	2.4%
Energy	2.5%
Materials	3.3%
Real Estate	5.5%
Consumer Staples	6.2%
Industrials	8.3%
Communication Services	8.8%
Consumer Discretionary	9.7%
Health Care	12.3%
Financials	13.9%
Information Technology	27.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R692

37326-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class A Shares QASCX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$124	1.13%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$9,448	$10,000	$10,000	$10,000
7/31/2015	$10,414	$11,128	$11,203	$10,772
7/31/2016	$11,237	$11,623	$11,203	$10,835
7/31/2017	$14,043	$13,498	$13,270	$12,570
7/31/2018	$16,640	$15,711	$15,756	$14,544
7/31/2019	$15,360	$16,819	$15,060	$13,818
7/31/2020	$14,023	$18,657	$14,369	$12,595
7/31/2021	$21,648	$25,882	$21,836	$19,162
7/31/2022	$19,583	$23,979	$18,715	$17,568
7/31/2023	$20,803	$27,013	$20,195	$18,921
7/31/2024	$24,703	$32,705	$23,073	$21,669

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	12.20%	8.73%	9.46%
Class A Shares without sales load	18.75%	9.97%	10.09%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R817

37328-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class C Shares QCSCX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$216	1.98%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class C Shares	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$10,941	$11,128	$11,203	$10,772
7/31/2016	$11,720	$11,623	$11,203	$10,835
7/31/2017	$14,530	$13,498	$13,270	$12,570
7/31/2018	$17,087	$15,711	$15,756	$14,544
7/31/2019	$15,661	$16,819	$15,060	$13,818
7/31/2020	$14,197	$18,657	$14,369	$12,595
7/31/2021	$21,744	$25,882	$21,836	$19,162
7/31/2022	$19,504	$23,979	$18,715	$17,568
7/31/2023	$20,719	$27,013	$20,195	$18,921
7/31/2024	$24,603	$32,705	$23,073	$21,669

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	16.73%	9.09%	9.42%
Class C Shares without sales load	17.73%	9.09%	9.42%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R791

37328-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Institutional Shares QISCX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$96	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,048	$11,128	$11,203	$10,772
7/31/2016	$11,958	$11,623	$11,203	$10,835
7/31/2017	$14,976	$13,498	$13,270	$12,570
7/31/2018	$17,789	$15,711	$15,756	$14,544
7/31/2019	$16,464	$16,819	$15,060	$13,818
7/31/2020	$15,072	$18,657	$14,369	$12,595
7/31/2021	$23,321	$25,882	$21,836	$19,162
7/31/2022	$21,149	$23,979	$18,715	$17,568
7/31/2023	$22,516	$27,013	$20,195	$18,921
7/31/2024	$26,814	$32,705	$23,073	$21,669

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	19.09%	10.25%	10.37%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R783

37328-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Core Fund

Class R6 Shares QLSCX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Core Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$95	0.87%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in and solid stock selection among younger companies with strong technical factors contributed positively to

   Fund relative performance.

■ By sector, stock selection in Industrials and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Abercrombie &

   Fitch Co. (Class A), Jackson Financial Incorporation (Class A) and Murphy USA, Inc.

Top Detractors from Performance

■ An overweight position in and weak stock selection among companies with a highly depressed historical return and no significant financing needs detracted from Fund relative performance.

■ By sector, stock selection in Information Technology and Real Estate detracted from performance.

■ Top individual Fund holdings that detracted from performance were an underweight position in Super Micro Computer, Inc. and overweight positions in Green Dot Corporation (Class A) and Redfin Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell 2000 Index	Morningstar Small Blend Funds Average
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,009	$11,128	$11,203	$10,772
7/31/2016	$11,878	$11,623	$11,203	$10,835
7/31/2017	$14,876	$13,498	$13,270	$12,570
7/31/2018	$17,670	$15,711	$15,756	$14,544
7/31/2019	$16,354	$16,819	$15,060	$13,818
7/31/2020	$14,973	$18,657	$14,369	$12,595
7/31/2021	$23,178	$25,882	$21,836	$19,162
7/31/2022	$21,022	$23,979	$18,715	$17,568
7/31/2023	$22,383	$27,013	$20,195	$18,921
7/31/2024	$26,655	$32,705	$23,073	$21,669

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	19.09%	10.26%	10.30%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Index	14.25%	8.90%	8.72%
Morningstar Small Blend Funds Average	14.47%	9.29%	7.97%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$1,373,502,858
Number of Investments	302
Portfolio Turnover	85%
Total Advisory Fees Paid	$8,597,351

Annual Shareholder Report

Federated Hermes MDT Small Cap Core Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	2.0%
Communication Services	3.1%
Consumer Staples	3.5%
Materials	4.6%
Real Estate	5.0%
Energy	5.8%
Consumer Discretionary	8.5%
Information Technology	12.8%
Industrials	17.1%
Health Care	17.3%
Financials	18.6%

Material Fund Changes

The following is a summary of material changes made to the Fund during the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at www.FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

     Effective October 1, 2024, the Fund’s annual investment advisory fee payable to its investment adviser is reduced from 0.80% to 0.75% of the Fund’s average daily net assets.

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R627

37328-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class A Shares QASGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$120	1.13%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$9,451	$10,000	$10,000	$10,000
7/31/2015	$11,136	$11,128	$12,007	$11,645
7/31/2016	$11,392	$11,623	$11,371	$11,034
7/31/2017	$14,354	$13,498	$13,390	$12,982
7/31/2018	$17,726	$15,711	$16,458	$15,950
7/31/2019	$17,217	$16,819	$16,258	$16,474
7/31/2020	$17,660	$18,657	$17,233	$17,894
7/31/2021	$25,082	$25,882	$24,299	$25,872
7/31/2022	$20,453	$23,979	$18,666	$20,027
7/31/2023	$22,739	$27,013	$20,828	$21,606
7/31/2024	$25,594	$32,705	$23,493	$24,089

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	6.38%	7.03%	9.85%
Class A Shares without sales load	12.56%	8.25%	10.48%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R775

37313-A (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class C Shares QCSGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$210	1.98%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class C Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,696	$11,128	$12,007	$11,645
7/31/2016	$11,872	$11,623	$11,371	$11,034
7/31/2017	$14,850	$13,498	$13,390	$12,982
7/31/2018	$18,197	$15,711	$16,458	$15,950
7/31/2019	$17,545	$16,819	$16,258	$16,474
7/31/2020	$17,864	$18,657	$17,233	$17,894
7/31/2021	$25,177	$25,882	$24,299	$25,872
7/31/2022	$20,358	$23,979	$18,666	$20,027
7/31/2023	$22,634	$27,013	$20,828	$21,606
7/31/2024	$25,475	$32,705	$23,493	$24,089

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	10.62%	7.39%	9.80%
Class C Shares without sales load	11.62%	7.39%	9.80%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R767

37313-B (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Institutional Shares QISGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$94	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,810	$11,128	$12,007	$11,645
7/31/2016	$12,112	$11,623	$11,371	$11,034
7/31/2017	$15,294	$13,498	$13,390	$12,982
7/31/2018	$18,941	$15,711	$16,458	$15,950
7/31/2019	$18,441	$16,819	$16,258	$16,474
7/31/2020	$18,963	$18,657	$17,233	$17,894
7/31/2021	$27,003	$25,882	$24,299	$25,872
7/31/2022	$22,065	$23,979	$18,666	$20,027
7/31/2023	$24,600	$27,013	$20,828	$21,606
7/31/2024	$27,760	$32,705	$23,493	$24,089

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	12.85%	8.52%	10.75%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R759

37313-C (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Federated Hermes MDT Small Cap Growth Fund

Class R6 Shares QLSGX

Annual Shareholder Report - July 31, 2024

A Portfolio of Federated Hermes MDT Series

This annual shareholder report contains important information about the Federated Hermes MDT Small Cap Growth Fund (the "Fund") for the period of August 1, 2023 to July 31, 2024. You can find additional information at www.FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$93	0.87%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Growth Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 98% of investable U.S. equities by market capitalization. The Fund seeks to provide long-term capital appreciation by investing primarily in common stock of small U.S. companies.

Top Contributors to Performance

■ An overweight position in companies with positive analyst conviction and favorable structural earnings contributed positively to

   Fund relative performance.

■ By sector, stock selection in Consumer Staples and Consumer Discretionary aided performance.

■ Top individual Fund holdings that contributed positively to performance included overweight positions in Murphy USA, Inc.,

   Wingstop, Inc., and EMCOR Group, Inc.

Top Detractors from Performance

■ Negative stock selection among young companies with strong price trends and positive analyst conviction detracted from Fund relative performance.

■ By sector, stock selection in Information Technology detracted from performance.

■ Top individual Fund holdings that detracted from performance were underweight positions in Super Micro Computer, Inc. and

   MicroStrategy Incorporated (Class A) and an overweight to Sunpower Corporation.

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 7/31/2014 to 7/31/2024

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Russell 2000 Growth Index	Morningstar Small Growth Funds
7/31/2014	$10,000	$10,000	$10,000	$10,000
7/31/2015	$11,790	$11,128	$12,007	$11,645
7/31/2016	$12,072	$11,623	$11,371	$11,034
7/31/2017	$15,244	$13,498	$13,390	$12,982
7/31/2018	$18,873	$15,711	$16,458	$15,950
7/31/2019	$18,381	$16,819	$16,258	$16,474
7/31/2020	$18,910	$18,657	$17,233	$17,894
7/31/2021	$26,923	$25,882	$24,299	$25,872
7/31/2022	$22,011	$23,979	$18,666	$20,027
7/31/2023	$24,541	$27,013	$20,828	$21,606
7/31/2024	$27,694	$32,705	$23,493	$24,089

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 Shares	12.85%	8.54%	10.72%
Russell 3000® IndexFootnote Reference*	21.07%	14.22%	12.58%
Russell 2000 Growth Index	12.80%	7.64%	8.92%
Morningstar Small Growth Funds	11.58%	7.93%	9.21%
Footnote	Description
Footnote*	The Fund has designated the Russell 3000® Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.

Visit www.FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

Net Assets	$498,581,925
Number of Investments	252
Portfolio Turnover	90%
Total Advisory Fees Paid	$3,048,922

Annual Shareholder Report

Federated Hermes MDT Small Cap Growth Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Utilities	0.3%
Real Estate	1.6%
Communication Services	2.9%
Energy	3.4%
Materials	3.7%
Consumer Staples	4.1%
Financials	7.5%
Consumer Discretionary	8.3%
Information Technology	19.8%
Industrials	21.2%
Health Care	25.1%

Additional Information about the Fund

Additional information is available on the Fund’s website at www.FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421R619

37313-D (09/24)

Federated Securities Corp., Distributor

       www.federatedhermes.com/us

© 2024 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 – $165,433

Fiscal year ended 2023 - $155,705

(b)	Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $4,160

Fiscal year ended 2023 - $0

Fiscal year ended 2024 – Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2024 - $0

Fiscal year ended 2023 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $31,302 and $67,725 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2023- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2024 – 0%

Fiscal year ended 2023 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2024 - $196,477

Fiscal year ended 2023 - $237,698

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	A | QAACX	C | QCACX	Institutional | QIACX	R6 | QKACX

Federated Hermes MDT All Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—9.1%
285,792	[1]	Alphabet, Inc., Class A	$ 49,024,760
341,396	[1]	Altice USA, Inc.	713,518
145,023	[1]	CarGurus, Inc.	3,599,471
65,486	[1]	Cars.com, Inc.	1,350,321
15,554		Comcast Corp., Class A	641,914
46,274		Meta Platforms, Inc.	21,972,283
4,631	[1]	Netflix, Inc.	2,909,889
45,910	[1]	Spotify Technology SA	15,790,285
115,050	[1]	ZoomInfo Technologies, Inc.	1,306,968
		TOTAL	97,309,409
		Consumer Discretionary—9.0%
152,239		Advance Auto Parts, Inc.	9,641,296
24,791	[1]	Airbnb, Inc.	3,459,832
138,297	[1]	Amazon.com, Inc.	25,858,773
564	[1]	AutoZone, Inc.	1,767,401
56,892	[1,2]	Cava Group, Inc.	4,791,444
33,053	[1]	DoorDash, Inc.	3,659,628
8,683	[1]	Duolingo, Inc.	1,492,955
52,907		eBay, Inc.	2,942,158
41,982	[1]	Expedia Group, Inc.	5,359,842
294,843		Gap (The), Inc.	6,922,914
3,393		Marriott International, Inc., Class A	771,229
2,844		Murphy USA, Inc.	1,435,992
2,196	[1]	O’Reilly Automotive, Inc.	2,473,443
34,408		PVH Corp.	3,509,272
43,284	[1]	Royal Caribbean Cruises, Ltd.	6,783,469
49,020	[1]	SharkNinja, Inc.	3,767,187
4,713	[1]	Ulta Beauty, Inc.	1,719,727
25,806		Wingstop, Inc.	9,648,347
		TOTAL	96,004,909
		Consumer Staples—6.3%
56,627		Albertsons Cos., Inc.	1,122,913
67,005	[1]	Bellring Brands, Inc.	3,436,016
113,094		Colgate-Palmolive Co.	11,217,794
13,583		Costco Wholesale Corp.	11,165,226
19,529		Estee Lauder Cos., Inc., Class A	1,945,284
95,944	[1]	Hain Celestial Group, Inc.	742,607
55,405		Kimberly-Clark Corp.	7,482,445
98,606		Kroger Co.	5,374,027
92,010	[1]	Maplebear, Inc.	3,173,425
92,093		PepsiCo, Inc.	15,901,698
9,461		Procter & Gamble Co.	1,520,950
62,676		WalMart, Inc.	4,302,081
		TOTAL	67,384,466
		Energy—2.7%
19,716		Cheniere Energy, Inc.	3,600,930
2,303		Chevron Corp.	369,563
52,728		Devon Energy Corp.	2,479,798
34,851		EOG Resources, Inc.	4,419,107
63,167		Marathon Petroleum Corp.	11,181,822
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
5,191		Phillips 66	$ 755,187
50,712	[1]	Weatherford International PLC	5,976,916
		TOTAL	28,783,323
		Financials—14.4%
41,895		Ameriprise Financial, Inc.	18,017,783
6,049		Aon PLC	1,987,157
31,624		Apollo Global Management, Inc.	3,962,803
21,965	[1]	Arch Capital Group Ltd.	2,103,808
199,490		Bank of New York Mellon Corp.	12,980,814
9,573		Cboe Global Markets, Inc.	1,756,741
9,668	[1]	Coinbase Global, Inc.	2,169,113
82,090		Corebridge Financial, Inc.	2,425,760
29,381	[1]	Fiserv, Inc.	4,805,850
20,827		Globe Life, Inc.	1,931,496
47,662	[1]	Green Dot Corp.	455,649
26,810		Hartford Financial Services Group, Inc.	2,973,765
46,999		Interactive Brokers Group, Inc., Class A	5,605,571
174,019		Jackson Financial, Inc.	15,324,113
6,890		Marsh & McLennan Cos., Inc.	1,533,507
4,426		Mastercard, Inc.	2,052,380
2,279		MSCI, Inc., Class A	1,232,392
112,509		Northern Trust Corp.	9,973,923
42,963	[1]	PayPal Holdings, Inc.	2,826,106
31,747		PROG Holdings, Inc.	1,430,520
20,600		Progressive Corp., OH	4,410,872
146,415		Prudential Financial, Inc.	18,348,728
19,517	[1]	Ryan Specialty Group Holdings, Inc.	1,202,052
186,030		State Street Corp.	15,806,969
52,402		The Travelers Cos., Inc.	11,341,889
51,304		Virtu Financial, Inc.	1,401,625
18,510		Visa, Inc., Class A	4,917,552
66,109		Western Union Co.	786,036
		TOTAL	153,764,974
		Health Care—12.7%
5,822		Abbott Laboratories	616,783
158,723		AbbVie, Inc.	29,414,546
20,299		Amgen, Inc.	6,748,809
27,639	[1]	AnaptysBio, Inc.	962,943
10,980	[1]	Biogen, Inc.	2,340,936
13,446		Cardinal Health, Inc.	1,355,760
35,441		Cencora, Inc.	8,430,705
77,104	[1]	Centene Corp.	5,930,840
9,124	[1]	Edwards Lifesciences Corp.	575,268
243,370	[1]	Elanco Animal Health, Inc.	3,173,545
6,731		Elevance Health, Inc.	3,581,094
20,958	[1]	GE HealthCare Technologies, Inc.	1,773,676
83,170		Gilead Sciences, Inc.	6,325,910
46,611	[1]	Illumina, Inc.	5,714,509
72,937	[1]	Incyte Genomics, Inc.	4,746,011
115,025		Johnson & Johnson	18,156,696
4,767		McKesson Corp.	2,941,334
116,886		Merck & Co., Inc.	13,223,313
37,635	[1]	Myriad Genetics, Inc.	1,052,651
25,687	[1]	Omnicell, Inc.	750,317
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
2,376		Stryker Corp.	$ 778,021
6,814		Teleflex, Inc.	1,505,349
13,128		The Cigna Group	4,577,340
2,274	[1]	United Therapeutics Corp.	712,421
8,571		UnitedHealth Group, Inc.	4,938,267
10,185	[1]	Vertex Pharmaceuticals, Inc.	5,048,908
		TOTAL	135,375,952
		Industrials—8.2%
27,120		3M Co.	3,459,156
9,652		AGCO Corp.	911,342
72,240		Allison Transmission Holdings, Inc.	6,399,742
77,902	[1]	Atmus Filtration Technologies, Inc.	2,402,498
31,041		Booz Allen Hamilton Holding Corp.	4,448,486
16,441		Caterpillar, Inc.	5,691,874
19,448	[1]	Core & Main, Inc.	1,039,884
9,604		Emerson Electric Co.	1,124,724
22,170		Fortive Corp.	1,592,914
17,562		GE Aerospace	2,989,052
5,425		Lennox International, Inc.	3,165,487
14,625		Manpower, Inc.	1,119,982
47,855		Masco Corp.	3,725,512
38,726		Otis Worldwide Corp.	3,659,607
14,198		PACCAR, Inc.	1,400,775
40,417		Paychex, Inc.	5,174,184
48,492	[1]	Paycom Software, Inc.	8,087,981
5,292		Rockwell Automation, Inc.	1,474,616
7,943		Ryder System, Inc.	1,113,291
19,159	[1]	SkyWest, Inc.	1,531,570
9,872	[1]	SPX Technologies, Inc.	1,456,515
14,463		Trane Technologies PLC	4,834,692
47,773	[1]	Uber Technologies, Inc.	3,079,925
18,660		Union Pacific Corp.	4,603,982
6,191	[1]	Veralto Corp.	659,713
37,605		Verisk Analytics, Inc.	9,843,109
4,936		Waste Management, Inc.	1,000,330
9,685	[1]	XPO, Inc.	1,112,710
		TOTAL	87,103,653
		Information Technology—28.0%
1,275	[1]	Adobe, Inc.	703,354
287,589		Apple, Inc.	63,867,765
26,937		Applied Materials, Inc.	5,716,031
65,162	[1]	AppLovin Corp.	5,023,990
38,120	[1]	Arista Networks, Inc.	13,210,486
6,438	[1]	Cadence Design Systems, Inc.	1,723,195
21,864	[1]	Cirrus Logic, Inc.	2,852,815
25,910		Cisco Systems, Inc.	1,255,340
9,243	[1]	Commvault Systems, Inc.	1,412,793
30,384	[1]	Crowdstrike Holdings, Inc.	7,047,873
81,019	[1]	DXC Technology Co.	1,647,926
186,440	[1]	Fortinet, Inc.	10,820,978
185,515	[1]	GoDaddy, Inc.	26,983,157
2,610	[1]	HubSpot, Inc.	1,297,248
4,882		IBM Corp.	938,027
18,747		Micron Technology, Inc.	2,058,796
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
111,715		Microsoft Corp.	$ 46,735,970
2,174		Motorola Solutions, Inc.	867,252
249,731	[1]	Nutanix, Inc.	12,613,913
339,512		NVIDIA Corp.	39,729,694
66,789	[1]	ON Semiconductor Corp.	5,226,239
55,490		Oracle Corp.	7,738,081
93,083		Pegasystems, Inc.	6,489,747
6,426	[1]	Qorvo, Inc.	769,835
78,050		Qualcomm, Inc.	14,123,147
10,893	[1]	Salesforce, Inc.	2,819,108
9,290	[1]	ServiceNow, Inc.	7,565,683
15,785		TD SYNNEX Corp.	1,881,098
78,448	[1]	Zoom Video Communications, Inc.	4,738,259
3,574	[1]	Zscaler, Inc.	640,997
		TOTAL	298,498,797
		Materials—3.6%
27,907		Albemarle Corp.	2,614,049
41,823	[1]	Axalta Coating Systems Ltd.	1,490,990
113,415		CRH PLC	9,719,665
81,275		FMC Corp.	4,743,209
28,382	[1]	Knife River Corp.	2,256,937
56,174		Mosaic Co./The	1,672,300
17,085		Nucor Corp.	2,783,830
52,248		PPG Industries, Inc.	6,634,451
7,188		Sherwin-Williams Co.	2,521,550
10,304		Steel Dynamics, Inc.	1,372,699
51,952	[1]	Summit Materials, Inc.	2,170,554
		TOTAL	37,980,234
		Real Estate—1.5%
16,188		American Tower Corp.	3,567,835
235,920		Kilroy Realty Corp.	8,721,963
76,810		Macerich Co. (The)	1,229,728
42,302	[2]	SL Green Realty Corp.	2,819,005
		TOTAL	16,338,531
		Utilities—2.2%
41,791		Constellation Energy Corp.	7,931,932
195,683		Vistra Corp.	15,502,007
		TOTAL	23,433,939
		TOTAL COMMON STOCKS (IDENTIFIED COST $819,838,292)	1,041,978,187
		INVESTMENT COMPANY—2.9%
30,641,175		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $30,641,175)	30,641,175
		TOTAL INVESTMENT IN SECURITIES—100.6% (IDENTIFIED COST $850,479,467)[4]	1,072,619,362
		OTHER ASSETS AND LIABILITIES - NET—(0.6)%[5]	(6,346,392)
		TOTAL NET ASSETS—100%	$1,066,272,970
Annual Financial Statements and Additional Information
4

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$3,971,612	$12,747,520	$16,719,132
Purchases at Cost	$112,998,810	$122,471,914	$235,470,724
Proceeds from Sales	$(86,329,247)	$(135,219,414)	$(221,548,661)
Change in Unrealized Appreciation/Depreciation	$—	$(1,148)	$(1,148)
Net Realized Gain/(Loss)	$—	$1,128	$1,128
Value as of 7/31/2024	$30,641,175	$—	$30,641,175
Shares Held as of 7/31/2024	30,641,175	—	30,641,175
Dividend Income	$473,913	$606,764	$1,080,677

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $852,479,468.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
PLC	—Public Limited Company
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$35.46	$34.32	$42.75	$31.77	$29.90
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.19	0.08	0.08	0.13
Net realized and unrealized gain (loss)	9.12	4.26	(1.60)	11.90	2.69
Total From Investment Operations	9.25	4.45	(1.52)	11.98	2.82
Less Distributions:
Distributions from net investment income	(0.16)	(0.12)	(0.04)	(0.12)	(0.11)
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Total Distributions	(0.44)	(3.31)	(6.91)	(1.00)	(0.95)
Net Asset Value, End of Period	$44.27	$35.46	$34.32	$42.75	$31.77
Total Return[2]	26.34%	14.35%	(4.95)%	38.40%	9.66%
Ratios to Average Net Assets:
Net expenses[3]	1.04%	1.04%	1.04%	1.04%	1.04%
Net investment income	0.35%	0.57%	0.22%	0.23%	0.44%
Expense waiver/reimbursement[4]	0.14%	0.16%	0.16%	0.17%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$196,787	$138,388	$105,590	$109,747	$79,301
Portfolio turnover[5]	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$31.63	$31.06	$39.55	$29.57	$27.99
Income From Investment Operations:
Net investment income (loss)[1]	(0.14)	(0.06)	(0.19)	(0.18)	(0.08)
Net realized and unrealized gain (loss)	8.11	3.82	(1.43)	11.04	2.50
Total From Investment Operations	7.97	3.76	(1.62)	10.86	2.42
Less Distributions:
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Net Asset Value, End of Period	$39.32	$31.63	$31.06	$39.55	$29.57
Total Return[2]	25.38%	13.50%	(5.67)%	37.37%	8.86%
Ratios to Average Net Assets:
Net expenses[3]	1.81%	1.81%	1.81%	1.79%	1.79%
Net investment income (loss)	(0.42)%	(0.20)%	(0.55)%	(0.52)%	(0.31)%
Expense waiver/reimbursement[4]	0.12%	0.14%	0.14%	0.16%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$52,240	$35,028	$33,256	$38,028	$31,030
Portfolio turnover[5]	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$36.20	$34.96	$43.40	$32.22	$30.29
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.29	0.20	0.19	0.22
Net realized and unrealized gain (loss)	9.32	4.35	(1.63)	12.08	2.74
Total From Investment Operations	9.57	4.64	(1.43)	12.27	2.96
Less Distributions:
Distributions from net investment income	(0.26)	(0.21)	(0.14)	(0.21)	(0.19)
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Total Distributions	(0.54)	(3.40)	(7.01)	(1.09)	(1.03)
Net Asset Value, End of Period	$45.23	$36.20	$34.96	$43.40	$32.22
Total Return[2]	26.73%	14.69%	(4.67)%	38.83%	10.01%
Ratios to Average Net Assets:
Net expenses[3]	0.74%	0.74%	0.74%	0.74%	0.74%
Net investment income	0.64%	0.86%	0.52%	0.52%	0.73%
Expense waiver/reimbursement[4]	0.18%	0.21%	0.20%	0.21%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$750,516	$413,248	$291,517	$283,822	$243,490
Portfolio turnover[5]	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$35.29	$34.16	$42.56	$31.62	$29.75
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.28	0.20	0.20	0.21
Net realized and unrealized gain (loss)	9.07	4.26	(1.59)	11.84	2.69
Total From Investment Operations	9.32	4.54	(1.39)	12.04	2.90
Less Distributions:
Distributions from net investment income	(0.26)	(0.22)	(0.14)	(0.22)	(0.19)
Distributions from net realized gain	(0.28)	(3.19)	(6.87)	(0.88)	(0.84)
Total Distributions	(0.54)	(3.41)	(7.01)	(1.10)	(1.03)
Net Asset Value, End of Period	$44.07	$35.29	$34.16	$42.56	$31.62
Total Return[2]	26.72%	14.73%	(4.66)%	38.84%	10.00%
Ratios to Average Net Assets:
Net expenses[3]	0.73%	0.73%	0.73%	0.73%	0.73%
Net investment income	0.65%	0.84%	0.53%	0.54%	0.75%
Expense waiver/reimbursement[4]	0.12%	0.14%	0.13%	0.15%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$66,730	$40,680	$16,717	$11,513	$8,571
Portfolio turnover[5]	71%	130%	133%	63%	160%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at value including $5,271,615 of securities loaned and $30,641,175 of investments in affiliated holdings* (identified cost $850,479,467, including $30,641,175 of identified cost in affiliated holdings)	$1,072,619,362
Income receivable	490,992
Income receivable from affiliated holdings	118,716
Receivable for investments sold	1,864,814
Receivable for shares sold	1,260,993
Total Assets	1,076,354,877
Liabilities:
Payable for investments purchased	4,032,346
Payable for shares redeemed	371,693
Bank overdraft	986
Payable for collateral due to broker for securities lending (Note 2)	5,325,049
Payable for investment adviser fee (Note 5)	16,217
Payable for administrative fee (Note 5)	2,227
Payable for distribution services fee (Note 5)	32,662
Payable for other service fees (Notes 2 and 5)	81,899
Accrued expenses (Note 5)	218,828
Total Liabilities	10,081,907
Net assets for 23,879,594 shares outstanding	$1,066,272,970
Net Assets Consist of:
Paid-in capital	$775,728,892
Total distributable earnings (loss)	290,544,078
Total Net Assets	$1,066,272,970
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($196,786,891 ÷ 4,445,295 shares outstanding), no par value, unlimited shares authorized	$44.27
Offering price per share (100/94.50 of $44.27)	$46.85
Redemption proceeds per share	$44.27
Class C Shares:
Net asset value per share ($52,239,622 ÷ 1,328,639 shares outstanding), no par value, unlimited shares authorized	$39.32
Offering price per share	$39.32
Redemption proceeds per share (99.00/100 of $39.32)	$38.93
Institutional Shares:
Net asset value per share ($750,516,076 ÷ 16,591,640 shares outstanding), no par value, unlimited shares authorized	$45.23
Offering price per share	$45.23
Redemption proceeds per share	$45.23
Class R6 Shares:
Net asset value per share ($66,730,381 ÷ 1,514,020 shares outstanding), no par value, unlimited shares authorized	$44.07
Offering price per share	$44.07
Redemption proceeds per share	$44.07

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Dividends (including $606,764 received from affiliated holdings*)	$10,103,816
Interest	296,079
Net income on securities loaned (includes $473,913 earned from affiliated holdings related to cash collateral balances*) (Note 2)	7,692
TOTAL INCOME	10,407,587
Expenses:
Investment adviser fee (Note 5)	5,260,383
Administrative fee (Note 5)	585,879
Custodian fees	45,630
Transfer agent fees (Note 2)	646,903
Directors’/Trustees’ fees (Note 5)	4,141
Auditing fees	30,681
Legal fees	10,263
Portfolio accounting fees	147,402
Distribution services fee (Note 5)	311,128
Other service fees (Notes 2 and 5)	501,813
Share registration costs	144,610
Printing and postage	44,530
Miscellaneous (Note 5)	32,768
TOTAL EXPENSES	7,766,131
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(915,659)
Reimbursement of other operating expenses (Notes 2 and 5)	(337,730)
TOTAL WAIVER AND REIMBURSEMENTS	(1,253,389)
Net expenses	6,512,742
Net investment income	3,894,845
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $1,128 on sales of investments in affiliated holdings*)	69,318,104
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(1,148) on investments in affiliated holdings*)	106,528,878
Net realized and unrealized gain (loss) on investments	175,846,982
Change in net assets resulting from operations	$179,741,827

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,894,845	$3,569,855
Net realized gain (loss)	69,318,104	9,610,946
Net change in unrealized appreciation/depreciation	106,528,878	59,153,515
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	179,741,827	72,334,316
Distributions to Shareholders:
Class A Shares	(1,757,230)	(10,876,001)
Class C Shares	(324,651)	(2,939,123)
Institutional Shares	(6,021,769)	(27,856,268)
Class R6 Shares	(627,459)	(1,883,465)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(8,731,109)	(43,554,857)
Share Transactions:
Proceeds from sale of shares	417,422,632	288,930,323
Proceeds from shares issued in connection with the tax-free transfer of assets from Stockyard Bank Focused Equity Common Trust Fund	37,894,773	—
Net asset value of shares issued to shareholders in payment of distributions declared	7,937,062	40,448,117
Cost of shares redeemed	(195,336,244)	(177,893,339)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	267,918,223	151,485,101
Change in net assets	438,928,941	180,264,560
Net Assets:
Beginning of period	627,344,029	447,079,469
End of period	$1,066,272,970	$627,344,029
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT All Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
At close of business on May 17, 2024, the Fund acquired all of the net assets of StockYard Focused Equity Common Trust Fund (“Stockyard”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Stockyard was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares of the Fund Issued	Stockyard Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
859,487	$37,894,773	$16,120,743	$889,668,785	$927,563,558

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based
Annual Financial Statements and Additional Information
13

on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,253,389 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$151,319	$(27,963)
Class C Shares	38,828	—
Institutional Shares	447,892	(309,767)
Class R6 Shares	8,864	—
TOTAL	$646,903	$(337,730)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
14

For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$398,104
Class C Shares	103,709
TOTAL	$501,813
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero.
The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$5,271,615	$5,325,049
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
15

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	988,310	$38,884,100	1,343,037	$43,579,194
Shares issued to shareholders in payment of distributions declared	43,132	1,577,867	308,624	9,607,187
Shares redeemed	(488,836)	(18,754,497)	(825,942)	(26,971,340)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	542,606	$21,707,470	825,719	$26,215,041
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	519,175	$18,015,052	376,353	$11,085,689
Shares issued to shareholders in payment of distributions declared	9,495	306,501	99,258	2,761,357
Shares redeemed	(307,534)	(10,546,056)	(438,795)	(12,893,326)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	221,136	$7,775,497	36,816	$953,720
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	8,008,757	$328,392,812	6,021,803	$201,878,159
Proceeds from shares issued in connection with the tax-free transfer of assets from the Acquired Fund	859,487	37,894,773	—	—
Shares issued to shareholders in payment of distributions declared	148,413	5,556,056	836,543	26,592,484
Shares redeemed	(3,839,150)	(147,873,040)	(3,782,618)	(126,125,074)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,177,507	$223,970,601	3,075,728	$102,345,569
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	794,679	$32,130,668	979,784	$32,387,281
Shares issued to shareholders in payment of distributions declared	13,616	496,638	47,982	1,487,089
Shares redeemed	(447,023)	(18,162,651)	(364,328)	(11,903,599)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	361,272	$14,464,655	663,438	$21,970,771
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	6,302,521	$267,918,223	4,601,701	$151,485,101
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$3,856,353	$2,533,761
Long-term capital gains	$4,874,756	$41,021,096
TOTAL	$8,731,109	$43,554,857
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$2,122,682
Net unrealized appreciation	$220,139,894
Undistributed long-term capital gains	$68,281,502
TOTAL	$290,544,078
At July 31, 2024, the cost of investments for federal tax purposes was $852,479,468. The net unrealized appreciation of investments for federal tax purposes was $220,139,894. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $231,498,915 and unrealized depreciation from investments for those securities having an excess of cost over value of $11,359,021. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
Annual Financial Statements and Additional Information
16

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.70% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $898,362 of its fee and voluntarily reimbursed $337,730 of transfer agent fees. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $17,297.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$311,128
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.
For the year ended July 31, 2024, FSC retained $87,472 of fees paid by the Fund. For the year ended July 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2024, FSC retained $50,122 in sales charges from the sale of Class A Shares. FSC also retained $3,309 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2024, FSSC received $9,425 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS and FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.04%, 1.83%, 0.74% and 0.73% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Financial Statements and Additional Information
17

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2024, were as follows:
Purchases	$742,385,227
Sales	$525,722,568
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended July 31, 2024, the amount of long-term capital gains designated by the Fund was $4,874,756.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2024, 100% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended July 31, 2024, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information
18

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SERIES AND SHAREHOLDERS OF FEDERATED HERMES MDT ALL CAP CORE FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT All Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series), at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
19

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT All Cap Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
20

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
21

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the one-year period, and was above the Performance Peer Group median for the three-year and five-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the three-year and five-year periods and underperformed its benchmark index for the one-year period.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information
22

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information
23

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Annual Financial Statements and Additional Information
24

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT All Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R106
CUSIP 31421R205
CUSIP 31421R304
CUSIP 31421R718
37309 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	A | QABGX	C | QCBGX	Institutional | QIBGX	R6 | QKBGX

Federated Hermes MDT Balanced Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Shares or Principal Amount			Value
		COMMON STOCKS—58.0%
		Communication Services—5.1%
33,851		Alphabet, Inc., Class A	$ 5,806,801
83,798	[1]	Altice USA, Inc.	175,138
19,336	[1]	CarGurus, Inc.	479,919
21,112	[1]	Cars.com, Inc.	435,329
751	[1]	Live Nation Entertainment, Inc.	72,239
5,031		Meta Platforms, Inc.	2,388,870
203	[1]	Netflix, Inc.	127,555
5,617	[1]	Spotify Technology SA	1,931,911
20,247	[1]	ZoomInfo Technologies, Inc.	230,006
		TOTAL	11,647,768
		Consumer Discretionary—5.6%
23,171		Advance Auto Parts, Inc.	1,467,419
1,952	[1]	Airbnb, Inc.	272,421
15,731	[1]	Amazon.com, Inc.	2,941,382
171	[1]	AutoZone, Inc.	535,861
7,708	[1]	Cava Group, Inc.	649,168
2,589	[1]	DoorDash, Inc.	286,654
4,559		eBay, Inc.	253,526
7,687	[1]	Expedia Group, Inc.	981,399
22,641		Ford Motor Co.	244,976
43,967		Gap (The), Inc.	1,032,345
15,297	[1]	Goodyear Tire & Rubber Co.	178,975
644		Murphy USA, Inc.	325,168
480	[1]	O’Reilly Automotive, Inc.	540,643
3,827		PVH Corp.	390,316
6,362	[1]	Royal Caribbean Cruises, Ltd.	997,053
4,485	[1]	SharkNinja, Inc.	344,672
12,680	[1]	Under Armour, Inc., Class A	88,380
3,544		Wingstop, Inc.	1,325,031
		TOTAL	12,855,389
		Consumer Staples—3.6%
11,638		Albertsons Cos., Inc.	230,782
7,686	[1]	Bellring Brands, Inc.	394,138
271		Coca-Cola Bottling Co.	310,536
17,312		Colgate-Palmolive Co.	1,717,177
1,411		Costco Wholesale Corp.	1,159,842
972		Estee Lauder Cos., Inc., Class A	96,821
20,502	[1]	Hain Celestial Group, Inc.	158,686
7,148		Kimberly-Clark Corp.	965,337
17,010		Kroger Co.	927,045
12,478	[1]	Maplebear, Inc.	430,366
8,232		PepsiCo, Inc.	1,421,419
600		Procter & Gamble Co.	96,456
3,540		WalMart, Inc.	242,986
		TOTAL	8,151,591
		Energy—1.5%
1,595		Cheniere Energy, Inc.	291,311
3,595		Devon Energy Corp.	169,073
2,500		EOG Resources, Inc.	317,000
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Energy—continued
9,475		Marathon Petroleum Corp.	$ 1,677,264
7,194	[1]	Weatherford International PLC	847,885
		TOTAL	3,302,533
		Financials—8.1%
4,958		Ameriprise Financial, Inc.	2,132,287
1,766		Apollo Global Management, Inc.	221,298
886	[1]	Arch Capital Group Ltd.	84,861
24,804		Bank of New York Mellon Corp.	1,613,996
1,512		Cboe Global Markets, Inc.	277,467
1,375	[1]	Coinbase Global, Inc.	308,495
14,679		Corebridge Financial, Inc.	433,764
3,724	[1]	Fiserv, Inc.	609,135
1,950		Globe Life, Inc.	180,843
9,581	[1]	Green Dot Corp.	91,594
928		Hartford Financial Services Group, Inc.	102,934
15,952		Huntington Bancshares, Inc.	238,482
9,482		Interactive Brokers Group, Inc., Class A	1,130,918
24,198		Jackson Financial, Inc.	2,130,876
289		MSCI, Inc., Class A	156,280
10,570		Northern Trust Corp.	937,031
6,046	[1]	PayPal Holdings, Inc.	397,706
1,558		Progressive Corp., OH	333,599
20,380		Prudential Financial, Inc.	2,554,022
1,354	[1]	Ryan Specialty Group Holdings, Inc.	83,393
19,022		State Street Corp.	1,616,299
8,587		The Travelers Cos., Inc.	1,858,570
10,476		Virtu Financial, Inc.	286,204
935		Visa, Inc., Class A	248,401
31,056		Western Union Co.	369,256
		TOTAL	18,397,711
		Health Care—7.1%
19,629		AbbVie, Inc.	3,637,646
377	[1]	Align Technology, Inc.	87,419
2,568		Amgen, Inc.	853,783
7,913	[1]	AnaptysBio, Inc.	275,689
1,680	[1]	Biogen, Inc.	358,176
1,041		Cardinal Health, Inc.	104,964
3,840		Cencora, Inc.	913,459
12,949	[1]	Centene Corp.	996,037
15,524	[1]	Community Health Systems, Inc.	81,656
628	[1]	Edwards Lifesciences Corp.	39,595
51,357	[1]	Elanco Animal Health, Inc.	669,695
784		Elevance Health, Inc.	417,112
2,527	[1]	GE HealthCare Technologies, Inc.	213,860
11,099		Gilead Sciences, Inc.	844,190
4,748	[1]	Illumina, Inc.	582,105
11,363	[1]	Incyte Genomics, Inc.	739,391
11,432		Johnson & Johnson	1,804,541
525		McKesson Corp.	323,936
13,489		Merck & Co., Inc.	1,526,011
407	[1]	Molina Healthcare, Inc.	138,897
6,587	[1]	Myriad Genetics, Inc.	184,238
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
6,280	[1]	Nevro Corp.	$ 62,360
5,672	[1]	Omnicell, Inc.	165,679
724		Teleflex, Inc.	159,946
1,269		The Cigna Group	442,462
224		UnitedHealth Group, Inc.	129,060
881	[1]	Vertex Pharmaceuticals, Inc.	436,729
		TOTAL	16,188,636
		Industrials—4.8%
1,710		AGCO Corp.	161,458
1,571		Allegion PLC	214,929
8,207		Allison Transmission Holdings, Inc.	727,058
12,831	[1]	Atmus Filtration Technologies, Inc.	395,708
5,262		Booz Allen Hamilton Holding Corp.	754,097
359		Caterpillar, Inc.	124,286
2,632	[1]	Core & Main, Inc.	140,733
576		Emerson Electric Co.	67,455
1,056		Fortive Corp.	75,874
2,159		General Electric Co.	367,462
393		Huntington Ingalls Industries, Inc.	110,032
2,095		Lennox International, Inc.	1,222,433
1,342		Manpower, Inc.	102,770
4,660		Masco Corp.	362,781
5,912		Otis Worldwide Corp.	558,684
1,790		PACCAR, Inc.	176,601
6,027		Paychex, Inc.	771,577
4,597	[1]	Paycom Software, Inc.	766,734
17,484		Pitney Bowes, Inc.	115,394
592		Rockwell Automation, Inc.	164,961
984		Ryder System, Inc.	137,917
6,476	[1]	SPX Technologies, Inc.	955,469
656		Trane Technologies PLC	219,288
1,494		Union Pacific Corp.	368,615
349	[1]	Veralto Corp.	37,189
6,593		Verisk Analytics, Inc.	1,725,718
532		Waste Management, Inc.	107,815
		TOTAL	10,933,038
		Information Technology—15.7%
170	[1]	Adobe, Inc.	93,781
35,231		Apple, Inc.	7,824,101
1,996		Applied Materials, Inc.	423,551
5,752	[1]	AppLovin Corp.	443,479
3,643	[1]	Arista Networks, Inc.	1,262,482
1,931	[1]	Braze, Inc.	85,080
238	[1]	Cadence Design Systems, Inc.	63,703
4,701	[1]	Cirrus Logic, Inc.	613,387
2,931	[1]	Commvault Systems, Inc.	448,003
5,370	[1]	Crowdstrike Holdings, Inc.	1,245,625
14,042	[1]	DXC Technology Co.	285,614
15,930	[1]	Fortinet, Inc.	924,577
21,272	[1]	GoDaddy, Inc.	3,094,012
14,151		Hewlett Packard Enterprise Co.	281,746
372	[1]	HubSpot, Inc.	184,895
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
1,034		IBM Corp.	$ 198,673
2,489		Micron Technology, Inc.	273,342
12,486		Microsoft Corp.	5,223,518
36,112	[1]	Nutanix, Inc.	1,824,017
41,572		NVIDIA Corp.	4,864,755
5,327	[1]	ON Semiconductor Corp.	416,838
4,893		Oracle Corp.	682,329
16,173		Pegasystems, Inc.	1,127,582
8,833		Qualcomm, Inc.	1,598,331
1,031	[1]	Salesforce, Inc.	266,823
1,484	[1]	ServiceNow, Inc.	1,208,555
1,690		TD SYNNEX Corp.	201,397
7,238		Vishay Intertechnology, Inc.	175,956
9,197		Xerox Holdings Corp.	99,006
4,932	[1]	Zoom Video Communications, Inc.	297,893
		TOTAL	35,733,051
		Materials—1.9%
1,937		Albemarle Corp.	181,439
3,051	[1]	Axalta Coating Systems Ltd.	108,768
2,792	[1]	Berry Global Group, Inc.	183,490
14,980		CRH PLC	1,283,786
7,524		FMC Corp.	439,101
4,793	[1]	Knife River Corp.	381,139
2,950		Mosaic Co./The	87,822
2,471		Newmont Corp.	121,252
812		Nucor Corp.	132,307
6,398		PPG Industries, Inc.	812,418
1,065		Sherwin-Williams Co.	373,602
1,682		Steel Dynamics, Inc.	224,076
		TOTAL	4,329,200
		Real Estate—3.2%
5,500		Acadia Realty Trust	119,020
4,300		Agree Realty Corp.	296,571
1,000		American Tower Corp.	220,400
1,850		Avalonbay Communities, Inc.	379,102
5,000		Cubesmart	237,900
3,400		Digital Realty Trust, Inc.	508,266
1,750		EastGroup Properties, Inc.	327,232
620		Equinix, Inc.	489,949
1,650		Essex Property Trust, Inc.	459,294
8,600		Getty Realty Holding Corp.	254,732
13,300		Healthpeak Properties, Inc.	290,206
5,000		Highwoods Properties, Inc.	154,850
2,900		Invitation Homes, Inc.	102,283
14,000		Kite Realty Group Trust	345,240
24,500		Macerich Co. (The)	392,245
11,000		Park Hotels & Resorts, Inc.	165,660
11,000		Pebblebrook Hotel Trust	150,590
2,400		ProLogis, Inc.	302,520
700		Public Storage	207,144
1,000		Ryman Hospitality Properties, Inc.	100,510
3,000		Simon Property Group, Inc.	460,320
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Real Estate—continued
1,150		Sun Communities, Inc.	$ 145,740
10,700		Ventas, Inc.	582,508
5,400		Welltower, Inc.	600,750
		TOTAL	7,293,032
		Utilities—1.4%
7,214		Constellation Energy Corp.	1,369,217
22,442		Vistra Corp.	1,777,855
		TOTAL	3,147,072
		TOTAL COMMON STOCKS (IDENTIFIED COST $102,233,979)	131,979,021
		CORPORATE BONDS—11.0%
		Basic Industry - Building Materials—0.0%
$ 65,000		Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.700%, 6/15/2054	67,128
		Basic Industry - Chemicals—0.0%
6,000		DuPont de Nemours, Inc., Sr. Unsecd. Note, 5.319%, 11/15/2038	6,361
		Basic Industry - Metals & Mining—0.1%
200,000		Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.500%, 5/2/2033	200,775
15,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.500%, 4/15/2040	15,271
		TOTAL	216,046
		Capital Goods - Aerospace & Defense—0.3%
200,000		BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.000%, 9/15/2050	132,941
110,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series WI, 3.844%, 5/1/2025	108,592
300,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	254,141
170,000		Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	167,525
15,000		Spirit AeroSystems, Inc., Sr. Unsecd. Note, 4.600%, 6/15/2028	14,226
40,000	[2]	Textron Financial Corp., Jr. Sub. Note, 144A, 7.318% (CME Term SOFR 3 Month +1.996%), 2/15/2042	35,984
50,000		Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	49,284
		TOTAL	762,693
		Capital Goods - Building Materials—0.2%
200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	199,054
225,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	230,553
85,000		Carrier Global Corp., Sr. Unsecd. Note, 6.200%, 3/15/2054	94,695
		TOTAL	524,302
		Capital Goods - Construction Machinery—0.2%
205,000		Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	205,329
255,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	252,772
		TOTAL	458,101
		Capital Goods - Diversified Manufacturing—0.1%
60,000		Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	54,904
75,000		Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	77,192
		TOTAL	132,096
		Communications - Cable & Satellite—0.4%
300,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	262,521
185,000		Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 6.550%, 6/1/2034	189,849
145,000		Comcast Corp., Sr. Unsecd. Note, 2.800%, 1/15/2051	91,790
15,000		Comcast Corp., Sr. Unsecd. Note, 3.900%, 3/1/2038	13,088
10,000		Comcast Corp., Sr. Unsecd. Note, 4.400%, 8/15/2035	9,488
235,000		Comcast Corp., Sr. Unsecd. Note, 5.650%, 6/1/2054	239,800
		TOTAL	806,536
		Communications - Media & Entertainment—0.0%
30,000		Grupo Televisa S.A., Sr. Unsecd. Note, 6.125%, 1/31/2046	29,627
		Communications - Telecom Wireless—0.6%
250,000		American Tower Corp., Sr. Unsecd. Note, 5.450%, 2/15/2034	255,028
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$ 150,000	Crown Castle, Inc., Sr. Unsecd. Note, 3.700%, 6/15/2026	$ 146,372
350,000	Crown Castle, Inc., Sr. Unsecd. Note, 5.100%, 5/1/2033	348,617
300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	300,612
180,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.500%, 1/15/2055	177,994
250,000	Vodafone Group PLC, Sr. Unsecd. Note, 5.750%, 6/28/2054	248,294
	TOTAL	1,476,917
	Communications - Telecom Wirelines—0.2%
12,000	AT&T, Inc., Sr. Unsecd. Note, 3.500%, 9/15/2053	8,397
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 6/1/2051	217,798
11,000	AT&T, Inc., Sr. Unsecd. Note, 3.650%, 9/15/2059	7,608
5,000	AT&T, Inc., Sr. Unsecd. Note, 4.500%, 5/15/2035	4,717
150,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.520%, 3/1/2049	142,923
90,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	83,023
	TOTAL	464,466
	Consumer Cyclical - Automotive—0.4%
275,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.050%, 3/5/2031	279,092
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.125%, 3/8/2034	300,535
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.100%, 1/12/2032	150,773
175,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.750%, 2/8/2031	179,143
10,000	Mercedes-Benz Finance NA, LLC Co. Guarantee, 8.500%, 1/18/2031	12,103
	TOTAL	921,646
	Consumer Cyclical - Retailers—0.3%
170,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	166,312
250,000	AutoZone, Inc., Sr. Unsecd. Note, 3.250%, 4/15/2025	246,281
250,000	WalMart, Inc., Sr. Unsecd. Note, 4.500%, 4/15/2053	228,781
	TOTAL	641,374
	Consumer Cyclical - Services—0.1%
125,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.800%, 12/5/2024	124,251
15,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 3.250%, 2/15/2030	13,819
10,000	University of Southern California, Sr. Unsecd. Note, 5.250%, 10/1/2111	10,165
	TOTAL	148,235
	Consumer Non-Cyclical - Food/Beverage—0.4%
30,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.700%, 2/1/2036	29,326
300,000	Constellation Brands, Inc., Sr. Unsecd. Note, 4.900%, 5/1/2033	296,268
300,000	Danone SA, Sr. Unsecd. Note, 144A, 2.947%, 11/2/2026	288,226
270,000	Heineken NV, Sr. Unsecd. Note, 144A, 3.500%, 1/29/2028	260,298
15,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	14,142
	TOTAL	888,260
	Consumer Non-Cyclical - Health Care—0.3%
15,000	CVS Health Corp., Sr. Unsecd. Note, 4.100%, 3/25/2025	14,893
200,000	CVS Health Corp., Sr. Unsecd. Note, 6.050%, 6/1/2054	201,263
105,000	GE Healthcare Holding LLC, Sr. Unsecd. Note, 6.377%, 11/22/2052	116,966
300,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	303,774
	TOTAL	636,896
	Consumer Non-Cyclical - Pharmaceuticals—0.2%
500,000	AbbVie, Inc., Sr. Unsecd. Note, 4.250%, 11/21/2049	427,582
15,000	Amgen, Inc., Sr. Unsecd. Note, 4.400%, 5/1/2045	12,954
10,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 4.125%, 6/15/2039	8,934
15,000	Johnson & Johnson, Sr. Unsecd. Note, 3.550%, 3/1/2036	13,539
	TOTAL	463,009
	Consumer Non-Cyclical - Tobacco—0.3%
245,000	BAT Capital Corp., Sr. Unsecd. Note, 6.000%, 2/20/2034	255,025
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Tobacco—continued
$ 450,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.750%, 11/17/2032	$ 471,097
	TOTAL	726,122
	Energy - Independent—0.2%
125,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.900%, 5/15/2027	115,049
5,000	ConocoPhillips Co., Sr. Unsecd. Note, 4.025%, 3/15/2062	3,856
20,000	EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	19,376
250,000	Occidental Petroleum Corp., 5.550%, 10/1/2034	251,525
125,000	Ovintiv, Inc., Sr. Unsecd. Note, 7.100%, 7/15/2053	139,752
	TOTAL	529,558
	Energy - Integrated—0.4%
135,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.119%, 5/4/2026	131,386
300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 3.937%, 9/21/2028	292,432
170,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.893%, 9/11/2033	169,345
270,000	Exxon Mobil Corp., Sr. Unsecd. Note, 2.992%, 3/19/2025	266,432
	TOTAL	859,595
	Energy - Midstream—0.9%
125,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.600%, 9/1/2032	110,195
115,000	Energy Transfer LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	114,033
20,000	Energy Transfer LP, Sr. Unsecd. Note, 5.500%, 6/1/2027	20,300
115,000	Energy Transfer LP, Sr. Unsecd. Note, 5.950%, 5/15/2054	113,650
10,000	Energy Transfer LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	10,127
170,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.950%, 2/15/2027	167,392
20,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, Series MTN, 6.950%, 1/15/2038	22,343
40,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	39,299
5,000	MPLX LP, Sr. Unsecd. Note, 4.500%, 4/15/2038	4,514
235,000	MPLX LP, Sr. Unsecd. Note, 5.500%, 6/1/2034	236,823
445,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	446,593
190,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	200,898
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.625%, 9/1/2053	273,425
70,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	64,432
5,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 6.200%, 10/15/2037	5,297
10,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	9,849
200,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.150%, 3/15/2034	199,560
	TOTAL	2,038,730
	Energy - Refining—0.0%
15,000	HF Sinclair Corp., Sr. Unsecd. Note, 5.875%, 4/1/2026	15,116
15,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.500%, 4/1/2048	12,351
10,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.500%, 3/1/2041	10,693
15,000	Valero Energy Corp., Sr. Unsecd. Note, 4.350%, 6/1/2028	14,787
	TOTAL	52,947
	Financial Institution - Banking—2.3%
350,000	Bank of America Corp., Sr. Unsecd. Note, 5.288%, 4/25/2034	353,427
300,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.500%, 4/19/2026	293,749
200,000	Bank of America Corp., Sub. Note, Series L, 3.950%, 4/21/2025	197,953
15,000	Bank of America Corp., Sub. Note, Series MTN, 4.200%, 8/26/2024	14,982
15,000	Bank of America Corp., Sub., Series MTN, 4.450%, 3/3/2026	14,878
165,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	143,379
250,000	Citigroup, Inc., Sr. Unsecd. Note, 3.300%, 4/27/2025	246,390
170,000	Citigroup, Inc., Sr. Unsecd. Note, 3.400%, 5/1/2026	165,805
300,000	Citigroup, Inc., Sr. Unsecd. Note, 3.785%, 3/17/2033	273,644
370,000	Citigroup, Inc., Sr. Unsecd. Note, 5.610%, 9/29/2026	371,653
15,000	Citigroup, Inc., Sub. Note, 4.450%, 9/29/2027	14,813
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 75,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	$ 76,270
195,000		Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	207,878
30,000		Comerica, Inc., 3.800%, 7/22/2026	29,006
250,000		FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	248,620
150,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 6.250%, 2/1/2041	164,936
10,000	[3]	JPMorgan Chase & Co., Jr. Sub. Deb., Series X, 6.100%, 4/1/2072	9,949
25,000	[3]	JPMorgan Chase & Co., Jr. Sub. Note, Series FF, 5.000%, 2/1/2172	25,000
15,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.882%, 7/24/2038	13,216
110,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 5.336%, 1/23/2035	111,782
150,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	156,534
100,000		Morgan Stanley, Sr. Unsecd. Note, 2.943%, 1/21/2033	86,594
180,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	180,927
105,000		Morgan Stanley, Sr. Unsecd. Note, 5.831%, 4/19/2035	109,754
15,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 4.000%, 7/23/2025	14,835
240,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	245,684
165,000		Regions Financial Corp., Sr. Unsecd. Note, 5.722%, 6/6/2030	168,091
300,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	304,030
10,000		State Street Corp., Sub. Deb., 3.031%, 11/1/2034	9,043
300,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.867%, 6/8/2034	309,722
300,000		US Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	311,558
250,000		US Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	207,436
10,000		Wells Fargo & Co., Series MTN, 4.100%, 6/3/2026	9,843
200,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	203,947
10,000		Westpac Banking Corp., Sub., Series GMTN, 4.322%, 11/23/2031	9,792
		TOTAL	5,305,120
		Financial Institution - Broker/Asset Mgr/Exchange—0.1%
80,000		Invesco Finance PLC, Sr. Unsecd. Note, 3.750%, 1/15/2026	78,516
70,000		Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	68,209
		TOTAL	146,725
		Financial Institution - Finance Companies—0.1%
220,000		Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	225,825
		Financial Institution - Insurance - Health—0.2%
300,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.750%, 5/15/2052	271,388
250,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 5.150%, 7/15/2034	253,907
		TOTAL	525,295
		Financial Institution - Insurance - Life—0.2%
400,000		AIA Group Ltd., Sub., 144A, 3.200%, 9/16/2040	301,479
15,000	[2]	MetLife, Inc., Jr. Sub. Note, 6.400% (3-month USLIBOR +2.205%), 12/15/2036	15,324
10,000		MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	13,552
15,000		Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	17,276
50,000		Prudential Financial, Inc., Sr. Unsecd. Note, Series MTN, 6.200%, 11/15/2040	53,179
		TOTAL	400,810
		Financial Institution - Insurance - P&C—0.0%
10,000		Berkshire Hathaway Finance Corp., Sr. Unsecd. Note, 4.200%, 8/15/2048	8,709
55,000		Nationwide Mutual Insurance Co., Sub., 144A, 4.350%, 4/30/2050	42,886
		TOTAL	51,595
		Financial Institution - REIT - Apartment—0.1%
60,000		Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	54,328
200,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 8/1/2032	160,683
70,000		UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	67,023
		TOTAL	282,034
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.1%
$ 185,000	Welltower, Inc., Sr. Unsecd. Note, 2.700%, 2/15/2027	$ 176,438
	Financial Institution - REIT - Office—0.0%
70,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	68,080
	Financial Institution - REIT - Other—0.0%
70,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	70,739
	Technology—0.8%
10,000	Apple, Inc., Sr. Unsecd. Note, 3.850%, 5/4/2043	8,669
70,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2051	53,545
220,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.150%, 4/15/2032	207,681
20,000	Corning, Inc., Unsecd. Note, 4.750%, 3/15/2042	18,266
171,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	173,871
110,000	Fiserv, Inc., Sr. Unsecd. Note, 3.500%, 7/1/2029	104,094
5,000	Global Payments, Inc., Sr. Unsecd. Note, 3.200%, 8/15/2029	4,584
265,000	Intel Corp., Sr. Unsecd. Note, 3.400%, 3/25/2025	261,830
250,000	L3Harris Technologies, Inc., Sr. Unsecd. Note, 5.500%, 8/15/2054	248,671
7,000	Microsoft Corp., Sr. Unsecd. Note, 2.921%, 3/17/2052	4,921
8,000	Microsoft Corp., Sr. Unsecd. Note, 3.450%, 8/8/2036	7,191
500,000	Oracle Corp., Sr. Unsecd. Note, 6.250%, 11/9/2032	540,006
175,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	150,031
70,000	Visa, Inc., Sr. Unsecd. Note, 3.150%, 12/14/2025	68,616
15,000	Visa, Inc., Sr. Unsecd. Note, 4.150%, 12/14/2035	14,400
	TOTAL	1,866,376
	Transportation - Airlines—0.1%
30,000	Delta Air Lines, Inc., Sr. Unsecd. Note, 2.900%, 10/28/2024	29,787
110,000	Southwest Airlines Co., Sr. Unsecd. Note, 5.250%, 5/4/2025	109,656
	TOTAL	139,443
	Transportation - Railroads—0.1%
225,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 3.125%, 6/1/2026	217,889
	Transportation - Services—0.2%
15,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 3/15/2042	15,390
20,000	FedEx Corp., Sr. Unsecd. Note, 3.900%, 2/1/2035	18,292
210,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.550%, 5/1/2028	214,627
125,000	United Parcel Service, Inc., Sr. Unsecd. Note, 3.900%, 4/1/2025	123,920
	TOTAL	372,229
	Utility - Electric—1.0%
200,000	Alabama Power Co., Sr. Unsecd. Note, 3.000%, 3/15/2052	133,907
90,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	83,775
70,000	Electricite de France SA, Note, 144A, 5.600%, 1/27/2040	70,633
300,000	Electricite de France SA, Sr. Unsecd. Note, 144A, 4.500%, 9/21/2028	296,171
140,000	Emera US Finance LP, Sr. Unsecd. Note, 4.750%, 6/15/2046	118,172
170,000	EverSource Energy, Sr. Unsecd. Note, 3.350%, 3/15/2026	165,247
200,000	Exelon Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	195,425
110,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.250%, 4/20/2046	108,297
25,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTNC, 8.000%, 3/1/2032	29,526
250,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2026	242,440
175,000	Southern Co., Sr. Unsecd. Note, 3.250%, 7/1/2026	170,243
250,000	Virginia Electric & Power Co., Sr. Unsecd. Note, 5.450%, 4/1/2053	247,055
300,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	251,219
170,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	172,209
	TOTAL	2,284,319
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		CORPORATE BONDS—continued
		Utility - Other—0.1%
$ 125,000		National Grid-SP PLC, Sr. Unsecd. Note, 5.602%, 6/12/2028	$ 128,167
		TOTAL CORPORATE BONDS (IDENTIFIED COST $25,923,814)	25,111,729
		ASSET-BACKED SECURITIES—2.7%
		Auto Receivables—1.2%
300,000		Citizens Auto Receivables Trust 2024-2, Class A3, 5.330%, 8/15/2028	302,732
300,000		Ford Credit Auto Owner Trust/Ford Credit 2023-2, Class SUB, 5.920%, 2/15/2036	310,816
300,000		General Motors 2024-2A, Class B, 5.350%, 3/17/2031	303,154
250,000		Huntington Auto Trust 2024-1A, Class A3, 5.230%, 1/16/2029	251,870
150,000		M&T Bank Auto Receivables Trust 2024-1A, Class A3, 5.220%, 2/17/2032	151,238
100,000		Navistar Financial Dealer Note Master Trust 2023-1, Class A, 6.180%, 8/25/2028	100,831
72,155		Santander Bank Auto Credit-Linked Notes 2022-B, Class D, 6.793%, 8/16/2032	72,253
300,000		Santander Drive Auto Receivables Trust 2023-1, Class C, 5.090%, 5/15/2030	299,678
250,000		Santander Drive Auto Receivables Trust 2023-3, Class C, 5.770%, 11/15/2030	253,921
225,000		SFS Auto Receivables Securitization Trust 2023-1A, Class C, 5.970%, 2/20/2031	230,314
250,000		Tesla Auto Lease Trust 2023-A, Class B, 6.410%, 7/20/2027	251,894
250,000		Toyota Auto Loan Extended Note 2023-1A, Class A, 4.930%, 6/25/2036	253,792
90,000		World Omni Auto Receivables Trust 2021-A, Class C, 0.890%, 8/16/2027	87,211
		TOTAL	2,869,704
		Credit Card—0.3%
345,000		First National Master Note Trust 2023-1, Class A, 5.130%, 4/15/2029	345,816
400,000		Master Credit Card Trust 2022-2A, Class C, 2.730%, 7/21/2028	365,533
		TOTAL	711,349
		Equipment Lease—1.0%
200,000		Dell Equipment Finance Trust 2023-2, Class C, 6.060%, 1/22/2029	200,251
300,000		DLLAD LLC 2024-1A, Class A4, 5.380%, 9/22/2031	307,613
200,000		DLLMT LLC 2023-1A, Class A4, 5.350%, 3/20/2031	200,902
500,000		HPEFS Equipment Trust 2022-1A, Class C, 1.960%, 5/21/2029	493,350
400,000		HPEFS Equipment Trust 2024-2A, Class C, 5.520%, 10/20/2031	404,259
300,000		Kubota Credit Owner Trust 2023-2A, Class A4, 5.230%, 6/15/2028	300,504
300,000		MMAF Equipment Finance LLC 2023-A, Class A4, 5.500%, 12/13/2038	306,453
		TOTAL	2,213,332
		Other—0.1%
225,000		PFS Financing Corp. 2023-B, Class A, 5.270%, 5/15/2028	227,204
		Student Loans—0.1%
164,928		Navient Student Loan Trust 2021-A, Class A, 0.840%, 5/15/2069	147,824
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,171,063)	6,169,413
		U.S. TREASURIES—2.5%
		U.S. Treasury Bond—0.7%
340,000		United States Treasury Bond, 2.250%, 2/15/2052	223,833
125,000		United States Treasury Bond, 3.000%, 8/15/2052	97,097
50,000		United States Treasury Bond, 3.250%, 5/15/2042	42,848
225,000		United States Treasury Bond, 3.375%, 8/15/2042	195,990
1,075,000	[4]	United States Treasury Bond, 4.125%, 8/15/2053	1,033,276
50,000		United States Treasury Bond, 4.250%, 2/15/2054	49,159
		TOTAL	1,642,203
		U.S. Treasury Note—1.8%
500,000		United States Treasury Note, 2.375%, 3/31/2029	466,392
500,000		United States Treasury Note, 2.750%, 5/31/2029	473,763
550,000		United States Treasury Note, 3.125%, 8/31/2029	529,324
1,150,000		United States Treasury Note, 4.000%, 1/31/2029	1,152,320
100,000		United States Treasury Note, 4.000%, 7/31/2029	100,319
Annual Financial Statements and Additional Information

Shares or Principal Amount			Value
		U.S. TREASURIES—continued
		U.S. Treasury Note—continued
$ 100,000		United States Treasury Note, 4.000%, 7/31/2030	$ 100,194
55,000		United States Treasury Note, 4.000%, 2/15/2034	54,756
295,000		United States Treasury Note, 4.125%, 7/31/2028	296,545
350,000		United States Treasury Note, 4.375%, 11/30/2030	357,894
75,000		United States Treasury Note, 4.375%, 5/15/2034	76,934
300,000		United States Treasury Note, 4.625%, 4/30/2031	311,607
		TOTAL	3,920,048
		TOTAL U.S. TREASURIES (IDENTIFIED COST $5,670,244)	5,562,251
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.2%
		Commercial Mortgage—0.3%
150,000		Bank 2023-BNK46, Class A4, 5.745%, 8/15/2056	157,241
190,000		Bank, Class A4, 3.488%, 11/15/2050	177,045
250,000		Barclays Commercial Mortgage S 2024-5C27, Class A2, 5.550%, 7/15/2057	255,121
200,000		JPMDB Commercial Mortgage Securities Trust 2016-C4, Class A3, 3.141%, 12/15/2049	187,065
		TOTAL	776,472
		Federal Home Loan Mortgage Corporation—0.7%
1,337		Federal Home Loan Mortgage Corp. REMIC, Series 2497, Class JH, 6.000%, 9/15/2032	1,365
363,414	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5396, Class FG, 6.330% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	361,235
379,556	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5402, Class FB, 6.430% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	379,690
241,685	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5417, Class FC, 6.547% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	241,528
243,036	[2]	Federal Home Loan Mortgage Corp. REMIC, Series 5426, Class FB, 6.547% (30-DAY AVERAGE SOFR +1.200%), 6/25/2054	242,919
250,000		Federal Home Loan Mortgage Corp. REMIC, Series K161, Class A2, 4.900%, 10/25/2033	258,074
200,000		Federal Home Loan Mortgage Corp. REMIC, Series K754, Class A2, 4.940%, 11/25/2030	205,240
		TOTAL	1,690,051
		Federal National Mortgage Association—0.0%
155		FNMA REMIC, Series 2003-35, Class UC, 3.750%, 5/25/2033	152
		Non-Agency Mortgage—0.2%
6		Bear Stearns Mortgage Securities, Inc. 1997-6, Class 1A, 8.095%, 3/25/2031	7
371,135		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	326,236
		TOTAL	326,243
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,815,464)	2,792,918
		COMMERCIAL MORTGAGE-BACKED SECURITIES—0.4%
		Commercial Mortgage—0.2%
200,000		BMO Mortgage Trust 2023-5C1, Class A3, 6.534%, 8/15/2056	210,061
200,000		BMO Mortgage Trust 2023-C4, Class A5, 5.116%, 2/15/2056	201,489
		TOTAL	411,550
		Federal Home Loan Mortgage Corporation—0.2%
2,470		Federal Home Loan Mortgage Corp. REMIC, Series K055, Class A1, 2.263%, 4/25/2025	2,457
230,420		Federal Home Loan Mortgage Corp. REMIC, Series K106, Class A1, 1.783%, 10/25/2029	213,225
350,000		Federal Home Loan Mortgage Corp. REMIC, Series K737, Class A2, 2.525%, 10/25/2026	335,691
		TOTAL	551,373
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,006,569)	962,923
		MORTGAGE-BACKED SECURITIES—0.1%
		Federal Home Loan Mortgage Corporation—0.0%
18,537		Federal Home Loan Mortgage Corp., Pool G07801, 4.000%, 10/1/2044	17,860
		Federal National Mortgage Association—0.1%
4,663		Federal National Mortgage Association, Pool 357761, 5.500%, 5/1/2035	4,792
472		Federal National Mortgage Association, Pool 728709, 5.500%, 7/1/2033	483
18,591		Federal National Mortgage Association, Pool 932864, 4.000%, 12/1/2040	17,984
33,614		Federal National Mortgage Association, Pool AB7859, 3.500%, 2/1/2043	31,527
Annual Financial Statements and Additional Information

Shares or Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 23,981	Federal National Mortgage Association, Pool AD6938, 4.500%, 6/1/2040	$ 23,760
11,648	Federal National Mortgage Association, Pool AQ0945, 3.000%, 11/1/2042	10,602
14,326	Federal National Mortgage Association, Pool AT2127, 3.000%, 4/1/2043	13,036
5,932	Federal National Mortgage Association, Pool AT7861, 3.000%, 6/1/2028	5,769
13,352	Federal National Mortgage Association, Pool BM4388, 4.000%, 8/1/2048	12,724
7,519	Federal National Mortgage Association, Pool BM5024, 3.000%, 11/1/2048	6,710
9,969	Federal National Mortgage Association, Pool BM5246, 3.500%, 11/1/2048	9,182
12,142	Federal National Mortgage Association, Pool CA0833, 3.500%, 12/1/2047	11,195
9,198	Federal National Mortgage Association, Pool CA4427, 3.000%, 10/1/2049	8,157
6,198	Federal National Mortgage Association, Pool FM0008, 3.500%, 8/1/2049	5,703
19,612	Federal National Mortgage Association, Pool FM1000, 3.000%, 4/1/2047	17,551
8,833	Federal National Mortgage Association, Pool FM1221, 3.500%, 7/1/2049	8,141
13,834	Federal National Mortgage Association, Pool MA0500, 5.000%, 8/1/2040	14,014
16,199	Federal National Mortgage Association, Pool MA0666, 4.500%, 3/1/2041	16,044
19,784	Federal National Mortgage Association, Pool MA1430, 3.000%, 5/1/2043	17,981
17,314	Federal National Mortgage Association, Pool MA2803, 2.500%, 11/1/2031	16,409
	TOTAL	251,764
	Government National Mortgage Association—0.0%
11,310	Government National Mortgage Association, Pool MA0625, 3.500%, 12/20/2042	10,643
7,215	Government National Mortgage Association, Pool MA1376, 4.000%, 10/20/2043	6,954
	TOTAL	17,597
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $310,654)	287,221
	MUNICIPAL BOND—0.0%
30,000	Texas State Transportation Commission - State Highway Fund, 5.178%, 4/1/2030 (IDENTIFIED COST $32,423)	30,388
	EXCHANGE-TRADED FUNDS—6.7%
40,200	iShares Core MSCI Emerging Markets ETF	2,168,388
162,000	iShares MSCI EAFE ETF	13,018,320
	Total Exchange-Traded Funds (IDENTIFIED COST $13,404,156)	15,186,708
	INVESTMENT COMPANIES—17.5%
199,383	Bank Loan Core Fund	1,736,624
501,357	Emerging Markets Core Fund	4,261,538
4,577,775	Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[5]	4,577,775
376,512	High Yield Bond Core Fund	2,108,468
2,656,734	Mortgage Core Fund	22,210,294
545,488	Project and Trade Finance Core Fund	4,822,111
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $41,398,488)	39,716,810
	TOTAL INVESTMENT IN SECURITIES—100.1% (IDENTIFIED COST $198,966,854)[6]	227,799,382
	OTHER ASSETS AND LIABILITIES - NET—(0.1)%[7]	(229,406)
	TOTAL NET ASSETS—100%	$227,569,976
Annual Financial Statements and Additional Information

At July 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 2-Year Long Futures	60	$12,322,031	September 2024	$101,531
United States Treasury Notes 5-Year Long Futures	102	$11,004,844	September 2024	$170,591
United States Treasury Long Bond Long Futures	2	$241,562	September 2024	$7,480
Short Futures:
United States Treasury Notes 10-Year Ultra Short Futures	11	$1,271,359	September 2024	$(32,431)
United States Treasury Ultra Bond Short Futures	3	$383,906	September 2024	$(16,788)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$230,383
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
Affiliates	Value as of 7/31/2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 7/31/2024	Shares Held as of 7/31/2024	Dividend Income
Bank Loan Core Fund	$11,640	$1,735,470	$—	$(10,486)	$—	$1,736,624	199,383	$40,471
Emerging Markets Core Fund	$1,790,027	$2,654,646	$(382,000)	$186,134	$12,731	$4,261,538	501,357	$225,193
Federated Hermes Government Obligations Fund, Premier Shares	$404,597	$193,525,567	$(189,352,389)	$—	$—	$4,577,775	4,577,775	$203,677
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	$2,602,447	$38,292,126	$(40,894,152)	$(331)	$(90)	$—	—	$186,929
High Yield Bond Core Fund	$1,929,131	$234,785	$(123,000)	$71,676	$(4,124)	$2,108,468	376,512	$125,212
Mortgage Core Fund	$21,650,227	$3,358,677	$(2,892,750)	$346,406	$(252,266)	$22,210,294	2,656,734	$979,679
Project and Trade Finance Core Fund	$4,440,858	$334,411	$—	$46,842	$—	$4,822,111	545,488	$334,550
TOTAL OF AFFILIATED TRANSACTIONS	$32,828,927	$240,135,682	$(233,644,291)	$640,241	$(243,749)	$39,716,810	8,857,249	$2,095,711

1	Non-income-producing security.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	Perpetual Bond Security. The maturity date reflects the next call date.
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $199,276,969.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$129,827,822	$—	$—	$129,827,822
International	2,151,199	—	—	2,151,199
Debt Securities:
Corporate Bonds	—	25,111,729	—	25,111,729
Asset-Backed Securities	—	6,169,413	—	6,169,413
U.S. Treasuries	—	5,562,251	—	5,562,251
Collateralized Mortgage Obligations	—	2,792,918	—	2,792,918
Commercial Mortgage-Backed Securities	—	962,923	—	962,923
Mortgage-Backed Securities	—	287,221	—	287,221
Municipal Bond	—	30,388	—	30,388
Exchange-Traded Funds	15,186,708	—	—	15,186,708
Investment Companies	34,894,699	—	—	34,894,699
Other Investments[1]	—	—	—	4,822,111
TOTAL SECURITIES	$182,060,428	$40,916,843	$—	$227,799,382
Other Financial Instruments:[2]
Assets	$279,602	$—	$—	$279,602
Liabilities	(49,219)	—	—	(49,219)
TOTAL OTHER FINANCIAL INSTRUMENTS	$230,383	$—	$—	$230,383

1
As permitted by U.S. generally accepted accounting principles (GAAP), an Investment Company valued at $4,822,111 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the fair value hierarchy chart above. The price of shares redeemed of Project and Trade
Finance Core Fund (PTCORE), a portfolio of Federated Hermes Core Trust III, may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request. The investment objective of PTCORE is to provide total return. Copies of the PTCORE financial statements are available on the EDGAR database on the SEC’s website or upon request from the Fund.

2	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
ETF	—Exchange-Traded Fund
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.51	$19.57	$23.18	$19.59	$18.71
Income From Investment Operations:
Net investment income (loss)[1]	0.30	0.28	0.16	0.16	0.19
Net realized and unrealized gain (loss)	2.86	0.85	(1.60)	4.30	1.46
Total From Investment Operations	3.16	1.13	(1.44)	4.46	1.65
Less Distributions:
Distributions from net investment income	(0.29)	(0.09)	(0.13)	(0.07)	(0.24)
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(0.29)	(1.19)	(2.17)	(0.87)	(0.77)
Net Asset Value, End of Period	$22.38	$19.51	$19.57	$23.18	$19.59
Total Return[2]	16.36%	6.28%	(7.05)%	23.31%	9.08%
Ratios to Average Net Assets:
Net expenses[3]	1.31%	1.31%	1.30%	1.31%	1.31%
Net investment income	1.46%	1.48%	0.73%	0.77%	1.04%
Expense waiver/reimbursement[4]	0.01%	0.04%	0.01%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$130,833	$115,519	$114,889	$124,559	$95,559
Portfolio turnover[5]	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.02	$19.16	$22.78	$19.35	$18.50
Income From Investment Operations:
Net investment income (loss)[1]	0.14	0.14	(0.01)	0.00[2]	0.05
Net realized and unrealized gain (loss)	2.78	0.82	(1.57)	4.23	1.43
Total From Investment Operations	2.92	0.96	(1.58)	4.23	1.48
Less Distributions:
Distributions from net investment income	(0.13)	—	—	—	(0.10)
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(0.13)	(1.10)	(2.04)	(0.80)	(0.63)
Net Asset Value, End of Period	$21.81	$19.02	$19.16	$22.78	$19.35
Total Return[3]	15.46%	5.45%	(7.76)%	22.37%	8.25%
Ratios to Average Net Assets:
Net expenses[4]	2.08%	2.10%	2.06%	2.06%	2.06%
Net investment income (loss)	0.70%	0.69%	(0.05)%	0.01%	0.29%
Expense waiver/reimbursement[5]	0.00%[6]	0.01%	0.01%	0.05%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,272	$11,890	$13,503	$16,941	$15,043
Portfolio turnover[7]	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Represents less than 0.01%.
7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.62	$19.67	$23.28	$19.67	$18.78
Income From Investment Operations:
Net investment income (loss)[1]	0.35	0.33	0.21	0.22	0.24
Net realized and unrealized gain (loss)	2.87	0.86	(1.60)	4.30	1.46
Total From Investment Operations	3.22	1.19	(1.39)	4.52	1.70
Less Distributions:
Distributions from net investment income	(0.37)	(0.14)	(0.18)	(0.11)	(0.28)
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(0.37)	(1.24)	(2.22)	(0.91)	(0.81)
Net Asset Value, End of Period	$22.47	$19.62	$19.67	$23.28	$19.67
Total Return[2]	16.62%	6.57%	(6.82)%	23.59%	9.33%
Ratios to Average Net Assets:
Net expenses[3]	1.06%	1.06%	1.06%	1.06%	1.06%
Net investment income	1.72%	1.74%	0.97%	1.02%	1.29%
Expense waiver/reimbursement[4]	0.02%	0.04%	0.01%	0.04%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$81,187	$69,433	$65,157	$73,997	$54,440
Portfolio turnover[5]	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.56	$19.63	$23.24	$19.61	$18.74
Income From Investment Operations:
Net investment income (loss)[1]	0.36	0.32	0.22	0.22	0.24
Net realized and unrealized gain (loss)	2.85	0.87	(1.61)	4.31	1.44
Total From Investment Operations	3.21	1.19	(1.39)	4.53	1.68
Less Distributions:
Distributions from net investment income	(0.37)	(0.16)	(0.18)	(0.10)	(0.28)
Distributions from net realized gain	—	(1.10)	(2.04)	(0.80)	(0.53)
Total Distributions	(0.37)	(1.26)	(2.22)	(0.90)	(0.81)
Net Asset Value, End of Period	$22.40	$19.56	$19.63	$23.24	$19.61
Total Return[2]	16.66%	6.59%	(6.81)%	23.70%	9.26%
Ratios to Average Net Assets:
Net expenses[3]	1.02%	1.04%	1.01%	1.05%	1.05%
Net investment income	1.75%	1.76%	1.05%	1.03%	1.29%
Expense waiver/reimbursement[4]	0.00%[5]	0.01%	0.01%	0.01%	0.03%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,279	$2,648	$2,286	$1,836	$1,516
Portfolio turnover[6]	68%	104%	110%	61%	152%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Represents less than 0.01%.
6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at value including $39,716,810 of investments in affiliated holdings* (identified cost $198,966,854, including $41,398,488 of identified cost in affiliated holdings)	$227,799,382
Cash	242
Income receivable	433,545
Income receivable from affiliated holdings	188,663
Receivable for investments sold	515,588
Receivable for shares sold	143,702
Receivable for variation margin on futures contracts	13,731
Total Assets	229,094,853
Liabilities:
Payable for investments purchased	1,107,169
Payable for shares redeemed	180,069
Payable for investment adviser fee (Note 5)	4,599
Payable for administrative fee (Note 5)	478
Payable for auditing fees	37,991
Payable for portfolio accounting fees	30,094
Payable for share registration costs	42,668
Payable for distribution services fee (Note 5)	7,785
Payable for other service fees (Notes 2 and 5)	56,863
Accrued expenses (Note 5)	57,161
Total Liabilities	1,524,877
Net assets for 10,169,733 shares outstanding	$227,569,976
Net Assets Consist of:
Paid-in capital	$184,670,268
Total distributable earnings (loss)	42,899,708
Total Net Assets	$227,569,976
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($130,832,883 ÷ 5,847,039 shares outstanding), no par value, unlimited shares authorized	$22.38
Offering price per share (100/94.50 of $22.38)	$23.68
Redemption proceeds per share	$22.38
Class C Shares:
Net asset value per share ($12,271,645 ÷ 562,699 shares outstanding), no par value, unlimited shares authorized	$21.81
Offering price per share	$21.81
Redemption proceeds per share (99.00/100 of $21.81)	$21.59
Institutional Shares:
Net asset value per share ($81,186,902 ÷ 3,613,640 shares outstanding), no par value, unlimited shares authorized	$22.47
Offering price per share	$22.47
Redemption proceeds per share	$22.47
Class R6 Shares:
Net asset value per share ($3,278,546 ÷ 146,355 shares outstanding), no par value, unlimited shares authorized	$22.40
Offering price per share	$22.40
Redemption proceeds per share	$22.40

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Dividends (including $1,946,966 received from affiliated holdings* and net of foreign taxes withheld of $10)	$3,982,832
Interest	1,799,654
Net income on securities loaned (includes $148,745 earned from affiliated holdings related to cash collateral balances*) (Note 2)	3,678
TOTAL INCOME	5,786,164
Expenses:
Investment adviser fee (Note 5)	1,560,600
Administrative fee (Note 5)	168,007
Custodian fees	38,530
Transfer agent fees (Note 2)	204,740
Directors’/Trustees’ fees (Note 5)	2,171
Auditing fees	37,991
Legal fees	11,209
Portfolio accounting fees	112,568
Distribution services fee (Note 5)	87,612
Other service fees (Notes 2 and 5)	320,718
Share registration costs	63,595
Printing and postage	29,389
Miscellaneous (Note 5)	31,835
TOTAL EXPENSES	2,668,965
Reimbursements:
Reimbursement of investment adviser fee (Note 5)	(6,599)
Reimbursement of other operating expenses (Notes 2 and 5)	(29,145)
TOTAL REIMBURSEMENTS	(35,744)
Net expenses	2,633,221
Net investment income	3,152,943
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments (including net realized loss of $(243,749) on sales of investments in affiliated holdings*)	14,270,499
Net realized loss on futures contracts	(439,076)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $640,241 on investments in affiliated holdings*)	14,941,665
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(35)
Net change in unrealized depreciation of futures contracts	378,807
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	29,151,860
Change in net assets resulting from operations	$32,304,803

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,152,943	$2,957,236
Net realized gain (loss)	13,831,423	174,163
Net change in unrealized appreciation/depreciation	15,320,437	8,895,072
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	32,304,803	12,026,471
Distributions to Shareholders:
Class A Shares	(1,681,293)	(6,948,203)
Class C Shares	(80,791)	(731,258)
Institutional Shares	(1,302,381)	(4,265,616)
Class R6 Shares	(50,698)	(142,729)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,115,163)	(12,087,806)
Share Transactions:
Proceeds from sale of shares	36,417,822	39,221,885
Net asset value of shares issued to shareholders in payment of distributions declared	3,020,046	11,678,828
Cost of shares redeemed	(40,547,860)	(47,183,872)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,109,992)	3,716,841
Change in net assets	28,079,648	3,655,506
Net Assets:
Beginning of period	199,490,328	195,834,822
End of period	$227,569,976	$199,490,328
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Balanced Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is the possibility of long-term growth of capital and income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities are included in interest income. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense reimbursement of $35,744 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$116,807	$(13,119)
Class C Shares	11,695	—
Institutional Shares	75,091	(16,026)
Class R6 Shares	1,147	—
TOTAL	$204,740	$(29,145)
Annual Financial Statements and Additional Information

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$291,554
Class C Shares	29,164
TOTAL	$320,718
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage currency, duration, market, sector/asset class and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $18,046,350 and $1,705,859, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required
Annual Financial Statements and Additional Information

to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of July 31, 2024, the Fund had no securities on loan.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Assets
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Receivable for variation margin on futures contracts	$230,383*

*
Includes cumulative net appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended July 31, 2024
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(439,076)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$378,807
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	734,253	$14,857,743	749,068	$13,965,347
Shares issued to shareholders in payment of distributions declared	81,106	1,616,440	364,911	6,649,533
Shares redeemed	(888,595)	(18,059,238)	(1,064,941)	(19,945,102)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(73,236)	$(1,585,055)	49,038	$669,778
Annual Financial Statements and Additional Information

	Year Ended 7/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	131,761	$2,566,923	111,329	$2,045,388
Shares issued to shareholders in payment of distributions declared	3,959	77,287	39,420	701,784
Shares redeemed	(198,056)	(3,855,520)	(230,468)	(4,232,820)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(62,336)	$(1,211,310)	(79,719)	$(1,485,648)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	885,012	$18,230,864	1,170,072	$21,950,726
Shares issued to shareholders in payment of distributions declared	63,702	1,275,623	228,391	4,184,790
Shares redeemed	(874,274)	(18,044,954)	(1,171,973)	(21,958,960)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	74,440	$1,461,533	226,490	$4,176,556
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	37,764	$762,292	67,256	$1,260,424
Shares issued to shareholders in payment of distributions declared	2,539	50,696	7,809	142,721
Shares redeemed	(29,319)	(588,148)	(56,135)	(1,046,990)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	10,984	$224,840	18,930	$356,155
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(50,148)	$(1,109,992)	214,739	$3,716,841
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$3,115,163	$1,051,454
Long-term capital gains	$—	$11,036,352
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,943,715
Net unrealized appreciation	$28,522,413
Undistributed long-term capital gains	$12,433,695
Other temporary differences	$(115)
TOTAL	$42,899,708
At July 31, 2024, the cost of investments for federal tax purposes was $199,276,969. The net unrealized appreciation of investments for federal tax purposes was $28,522,413. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $34,948,094 and unrealized depreciation from investments for those securities having an excess of cost over value of $6,425,681. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and mark to market of futures contracts.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily reimbursed $29,145 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $6,599.
Annual Financial Statements and Additional Information

Certain of the Fund’s assets are managed by Federated Investment Management Company (the “Sub-Adviser”). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund’s adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended July 31, 2024, the Sub-Adviser earned a fee of $180,377.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.081% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$87,612
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $13,003 of fees paid by the Fund. For the year ended July 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2024, FSC retained $11,798 in sales charges from the sale of Class A Shares. For the year ended July 31, 2024, FSC retained $1,869 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2024, FSSC received $16,731 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.31%, 2.10%, 1.06% and 1.05% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Annual Financial Statements and Additional Information

Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2024, were as follows:
Purchases	$120,183,760
Sales	$119,100,227
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. Recent Accounting Pronouncements
In December 2022, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2022-06 “Reference Rate Reform (Topic 848)”. ASU No. 2022-06 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2022-06 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2024. Management does not expect ASU No. 2022-06 to have a material impact on the financial statements.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2024, 45.67% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information

Of the ordinary income distributions made by the Fund during the year ended July 31, 2024, 42.83% qualify for the dividend received deduction available to corporate shareholders.
For the year ended July 31, 2024, 57.17% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SERIES AND SHAREHOLDERS OF FEDERATED HERMES MDT BALANCED FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Balanced Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series) at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Balanced Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) and the investment sub-advisory contract between the Adviser and Federated Investment Management Company (the “Sub-Adviser” and together with the Adviser, the “Advisers”) with respect to the Fund (together, the “Contracts”) for an additional one-year term. The Board’s determination to approve the continuation of the Contracts reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contracts.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contracts that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Advisers and their affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contracts, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contracts included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Advisers’ investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contracts. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its
Annual Financial Statements and Additional Information

evaluation of the Contracts to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contracts. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contracts, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contracts was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contracts. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contracts for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Advisers and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contracts and the full range of services provided to the Fund by Federated Hermes. The Board considered the Advisers’ personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Advisers, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Advisers’ ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Advisers are executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board
Annual Financial Statements and Additional Information

considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Advisers to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Advisers’ analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Advisers in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2023, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Advisers’ overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, sub-advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which any of the Advisers or their affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing ; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (vii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contracts are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contracts by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Annual Financial Statements and Additional Information

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contracts. The Board based its determination to approve the Contracts on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Balanced Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R841
CUSIP 31421R833
CUSIP 31421R825
CUSIP 31421R692
37326 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	A | QALGX	C | QCLGX	Institutional | QILGX	R6 | QRLGX

Federated Hermes MDT Large Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Shares			Value
		COMMON STOCKS—97.7%
		Communication Services—12.8%
397,884	[1]	Alphabet, Inc., Class A	$ 68,253,021
31,562	[1]	Live Nation Entertainment, Inc.	3,035,949
119,900		Meta Platforms, Inc.	56,932,117
53,451	[1]	Netflix, Inc.	33,585,936
83,842	[1]	Spotify Technology SA	28,836,617
217,444	[1]	ZoomInfo Technologies, Inc.	2,470,164
		TOTAL	193,113,804
		Consumer Discretionary—12.7%
115,833	[1]	Airbnb, Inc.	16,165,654
369,637	[1]	Amazon.com, Inc.	69,114,726
118,370	[1]	Cava Group, Inc.	9,969,122
134,420	[1]	Chipotle Mexican Grill, Inc.	7,301,694
5,263		Domino’s Pizza, Inc.	2,256,248
84,499	[1]	DoorDash, Inc.	9,355,729
134,645		eBay, Inc.	7,487,609
5,885		Home Depot, Inc.	2,166,622
3,148		Murphy USA, Inc.	1,589,488
6,006	[1]	O’Reilly Automotive, Inc.	6,764,798
42,137		Ross Stores, Inc.	6,035,283
49,970	[1]	Royal Caribbean Cruises, Ltd.	7,831,298
46,971	[1]	SharkNinja, Inc.	3,609,721
92,748	[1]	Tesla, Inc.	21,524,028
7,001	[1]	Ulta Beauty, Inc.	2,554,595
46,082		Wingstop, Inc.	17,229,138
		TOTAL	190,955,753
		Consumer Staples—4.6%
52,480		Costco Wholesale Corp.	43,138,560
74,472		Kimberly-Clark Corp.	10,057,444
189,867	[1]	Maplebear, Inc.	6,548,513
51,075		PepsiCo, Inc.	8,819,120
		TOTAL	68,563,637
		Financials—6.5%
76,963		Ameriprise Financial, Inc.	33,099,477
33,626		Apollo Global Management, Inc.	4,213,674
28,755	[1]	Arch Capital Group Ltd.	2,754,154
27,250	[1]	Fiserv, Inc.	4,457,283
2,871		Marsh & McLennan Cos., Inc.	638,999
29,696		Mastercard, Inc.	13,770,332
3,280		MSCI, Inc., Class A	1,773,693
84,332	[1]	PayPal Holdings, Inc.	5,547,359
32,887		Progressive Corp., OH	7,041,764
53,236	[1]	Ryan Specialty Group Holdings, Inc.	3,278,805
125,678	[1]	StoneCo Ltd.	1,648,895
75,735		Visa, Inc., Class A	20,120,518
		TOTAL	98,344,953
		Health Care—8.6%
148,266		AbbVie, Inc.	27,476,655
14,595	[1]	Align Technology, Inc.	3,384,289
40,718		Amgen, Inc.	13,537,513
57,109		Cencora, Inc.	13,585,089
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
12,140	[1]	Dexcom, Inc.	$ 823,335
13,166	[1]	Edwards Lifesciences Corp.	830,116
9,922		Elevance Health, Inc.	5,278,802
12,699		Eli Lilly & Co.	10,213,425
10,651	[1]	GE HealthCare Technologies, Inc.	901,394
76,500	[1]	Illumina, Inc.	9,378,900
76,256	[1]	Incyte Genomics, Inc.	4,961,978
12,041		McKesson Corp.	7,429,538
112,049		Merck & Co., Inc.	12,676,103
33,905		The Cigna Group	11,821,656
15,887	[1]	Vertex Pharmaceuticals, Inc.	7,875,504
		TOTAL	130,174,297
		Industrials—3.4%
123,904		Allison Transmission Holdings, Inc.	10,976,655
7,274		Automatic Data Processing, Inc.	1,910,298
16,195		Booz Allen Hamilton Holding Corp.	2,320,905
5,733		Caterpillar, Inc.	1,984,765
7,204		Paychex, Inc.	922,256
75,822	[1]	Paycom Software, Inc.	12,646,351
3,170		Trane Technologies PLC	1,059,668
17,402		Union Pacific Corp.	4,293,596
8,345		Veralto Corp.	889,243
42,010		Verisk Analytics, Inc.	10,996,118
29,346		Vertiv Holdings Co.	2,309,530
		TOTAL	50,309,385
		Information Technology—47.4%
50,109	[1]	Adobe, Inc.	27,642,630
85,063	[1]	Advanced Micro Devices, Inc.	12,289,902
457,719		Apple, Inc.	101,650,235
163,452		Applied Materials, Inc.	34,684,514
115,980	[1]	AppLovin Corp.	8,942,058
97,288	[1]	Arista Networks, Inc.	33,715,156
23,211	[1]	Autodesk, Inc.	5,745,187
214,340		Broadcom, Inc.	34,440,151
13,157	[1]	Cadence Design Systems, Inc.	3,521,603
47,777	[1]	Crowdstrike Holdings, Inc.	11,082,353
10,510		Dell Technologies, Inc.	1,194,777
380,667	[1]	Fortinet, Inc.	22,093,913
24,406	[1]	Gitlab, Inc.	1,250,319
277,363	[1]	GoDaddy, Inc.	40,342,448
133,565		HP, Inc.	4,820,361
6,238	[1]	HubSpot, Inc.	3,100,473
19,885		Intuit, Inc.	12,872,555
1,194		KLA Corp.	982,746
280,206		Microsoft Corp.	117,224,180
3,761		Motorola Solutions, Inc.	1,500,338
7,777		NetApp, Inc.	987,523
375,552	[1]	Nutanix, Inc.	18,969,131
887,528		NVIDIA Corp.	103,858,527
139,886		Oracle Corp.	19,507,103
12,498	[1]	Palo Alto Networks, Inc.	4,058,476
99,289		Pegasystems, Inc.	6,922,429
119,414	[1]	Pure Storage, Inc.	7,156,481
232,297		Qualcomm, Inc.	42,034,142
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
29,749	[1]	Salesforce, Inc.	$ 7,699,041
21,010	[1]	ServiceNow, Inc.	17,110,334
6,195	[1]	Workday, Inc.	1,407,008
59,277	[1]	Zoom Video Communications, Inc.	3,580,331
9,962	[1]	Zscaler, Inc.	1,786,685
		TOTAL	714,173,110
		Materials—1.0%
79,183		PPG Industries, Inc.	10,054,657
15,200		Sherwin-Williams Co.	5,332,160
		TOTAL	15,386,817
		Utilities—0.7%
139,932		Vistra Corp.	11,085,413
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,152,995,540)	1,472,107,169
		INVESTMENT COMPANY—2.2%
33,055,652		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[2] (IDENTIFIED COST $33,055,652)	33,055,652
		TOTAL INVESTMENT IN SECURITIES—99.9% (IDENTIFIED COST $1,186,051,192)[3]	1,505,162,821
		OTHER ASSETS AND LIABILITIES - NET—0.1%[4]	2,230,338
		TOTAL NET ASSETS—100%	$1,507,393,159
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$—	$13,297,917	$13,297,917
Purchases at Cost	$146,833,220	$270,075,217	$416,908,437
Proceeds from Sales	$(113,777,568)	$(283,368,279)	$(397,145,847)
Change in Unrealized Appreciation/Depreciation	$—	$(1,149)	$(1,149)
Net Realized Gain/(Loss)	$—	$(3,706)	$(3,706)
Value as of 7/31/2024	$33,055,652	$—	$33,055,652
Shares Held as of 7/31/2024	33,055,652	—	33,055,652
Dividend Income	$425,547	$896,323	$1,321,870

1	Non-income-producing security.
2	7-day net yield.
3	The cost of investments for federal tax purposes amounts to $1,188,828,540.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
At July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
3

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.17	$23.32	$31.22	$25.03	$20.81
Income From Investment Operations:
Net investment income (loss)[1]	(0.04)	0.01	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain (loss)	7.02	3.59	(1.89)	8.36	5.37
Total From Investment Operations	6.98	3.60	(1.97)	8.29	5.33
Less Distributions:
Distributions from net realized gain	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Net Asset Value, End of Period	$30.74	$24.17	$23.32	$31.22	$25.03
Total Return[2]	29.25%	18.56%	(8.93)%	35.00%	26.91%
Ratios to Average Net Assets:
Net expenses[3]	0.99%	0.99%	0.99%	0.99%	1.11%
Net investment income (loss)	(0.15)%	0.03%	(0.30)%	(0.27)%	(0.19)%
Expense waiver/reimbursement[4]	0.23%	0.29%	0.33%	0.38%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$247,412	$146,478	$106,863	$123,486	$93,740
Portfolio turnover[5]	58%	116%	147%	39%	220%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.38	$18.56	$26.16	$21.43	$18.10
Income From Investment Operations:
Net investment income (loss)[1]	(0.18)	(0.12)	(0.23)	(0.23)	(0.17)
Net realized and unrealized gain (loss)	5.29	2.69	(1.44)	7.06	4.61
Total From Investment Operations	5.11	2.57	(1.67)	6.83	4.44
Less Distributions:
Distributions from net realized gain	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Net Asset Value, End of Period	$23.08	$18.38	$18.56	$26.16	$21.43
Total Return[2]	28.27%	17.69%	(9.60)%	34.01%	25.99%
Ratios to Average Net Assets:
Net expenses[3]	1.74%	1.74%	1.74%	1.74%	1.88%
Net investment income (loss)	(0.90)%	(0.73)%	(1.05)%	(1.02)%	(0.95)%
Expense waiver/reimbursement[4]	0.23%	0.29%	0.33%	0.38%	0.29%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,774	$20,413	$14,743	$17,671	$14,536
Portfolio turnover[5]	58%	116%	147%	39%	220%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.39	$25.13	$33.14	$26.39	$21.83
Income From Investment Operations:
Net investment income (loss)[1]	0.03	0.06	(0.01)	0.00[2]	0.03
Net realized and unrealized gain (loss)	7.67	3.95	(2.07)	8.85	5.64
Total From Investment Operations	7.70	4.01	(2.08)	8.85	5.67
Less Distributions:
Distributions from net investment income	(0.00)[2]	—	—	—	—
Distributions from net realized gain	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Total Distributions	(0.41)	(2.75)	(5.93)	(2.10)	(1.11)
Net Asset Value, End of Period	$33.68	$26.39	$25.13	$33.14	$26.39
Total Return[3]	29.54%	18.88%	(8.72)%	35.33%	27.22%
Ratios to Average Net Assets:
Net expenses[4]	0.74%	0.74%	0.74%	0.74%	0.81%
Net investment income (loss)	0.09%	0.24%	(0.04)%	0.01%	0.13%
Expense waiver/reimbursement[5]	0.24%	0.28%	0.33%	0.37%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,226,156	$434,306	$74,192	$53,631	$90,113
Portfolio turnover[6]	58%	116%	147%	39%	220%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout the Period)
Period Ended 7/31/2024[1]
Net Asset Value, Beginning of Period	$33.20
Income From Investment Operations:
Net investment income (loss)[2]	(0.00)[3]
Net realized and unrealized gain (loss)	0.48
Total From Investment Operations	0.48
Less Distributions:
Distributions from net investment income	—
Distributions from net realized gain	—
Total Distributions	—
Net Asset Value, End of Period	$33.68
Total Return[4]	1.45%
Ratios to Average Net Assets:
Net expenses[5]	0.71%[6]
Net investment income (loss)	(0.00)%[6,7]
Expense waiver/reimbursement[8]	0.25%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$51
Portfolio turnover[9]	58%[10]

1	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.01.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	Represents less than 0.01%.
8
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

9	Securities that mature are considered sales for purposes of this calculation.
10	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended July 31, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at value including $33,055,652 of investments in affiliated holdings* (identified cost $1,186,051,192, including $33,055,652 of identified cost in affiliated holdings)	$1,505,162,821
Cash	800
Income receivable	400,944
Income receivable from affiliated holdings	158,855
Receivable for investments sold	6,383,701
Receivable for shares sold	4,648,435
Total Assets	1,516,755,556
Liabilities:
Payable for investments purchased	8,221,894
Payable for shares redeemed	699,888
Payable for investment adviser fee (Note 5)	19,065
Payable for administrative fee (Note 5)	3,103
Payable for distribution services fee (Note 5)	21,434
Payable for other service fees (Notes 2 and 5)	106,334
Accrued expenses (Note 5)	290,679
Total Liabilities	9,362,397
Net assets for 45,919,034 shares outstanding	$1,507,393,159
Net Assets Consist of:
Paid-in capital	$1,132,420,650
Total distributable earnings (loss)	374,972,509
Total Net Assets	$1,507,393,159
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($247,412,011 ÷ 8,049,731 shares outstanding), no par value, unlimited shares authorized	$30.74
Offering price per share (100/94.50 of $30.74)	$32.53
Redemption proceeds per share	$30.74
Class C Shares:
Net asset value per share ($33,774,273 ÷ 1,463,578 shares outstanding), no par value, unlimited shares authorized	$23.08
Offering price per share	$23.08
Redemption proceeds per share (99.00/100 of $23.08)	$22.85
Institutional Shares:
Net asset value per share ($1,226,156,149 ÷ 36,404,219 shares outstanding), no par value, unlimited shares authorized	$33.68
Offering price per share	$33.68
Redemption proceeds per share	$33.68
Class R6 Shares:
Net asset value per share ($50,726 ÷ 1,506 shares outstanding), no par value, unlimited shares authorized	$33.68
Offering price per share	$33.68
Redemption proceeds per share	$33.68

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Dividends (including $1,321,870 received from affiliated holdings*)	$7,971,201
Net income on securities loaned (Note 2)	153
TOTAL INCOME	7,971,354
Expenses:
Investment adviser fee (Note 5)	7,165,398
Administrative fee (Note 5)	742,968
Custodian fees	40,089
Transfer agent fees (Note 2)	915,158
Directors’/Trustees’ fees (Note 5)	4,386
Auditing fees	30,681
Legal fees	10,373
Portfolio accounting fees	152,802
Distribution services fee (Note 5)	194,838
Other service fees (Notes 2 and 5)	537,672
Share registration costs	222,279
Printing and postage	51,005
Miscellaneous (Note 5)	28,428
TOTAL EXPENSES	10,096,077
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(2,167,512)
Reimbursement of other operating expenses (Notes 2 and 5)	(79,274)
TOTAL WAIVER AND REIMBURSEMENTS	(2,246,786)
Net expenses	7,849,291
Net investment income	122,063
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(3,706) on sales of investments in affiliated holdings*)	61,378,218
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(1,149) on investments in affiliated holdings*)	186,526,993
Net realized and unrealized gain (loss) on investments	247,905,211
Change in net assets resulting from operations	$248,027,274

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$122,063	$375,851
Net realized gain (loss)	61,378,218	10,258,501
Net change in unrealized appreciation/depreciation	186,526,993	74,612,976
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	248,027,274	85,247,328
Distributions to Shareholders:
Class A Shares	(2,726,466)	(12,198,895)
Class B Shares[1]	—	(446,127)
Class C Shares	(487,546)	(2,054,902)
Institutional Shares	(8,440,756)	(10,905,464)
Class R6 Shares[2]	—	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(11,654,768)	(25,605,388)
Share Transactions:
Proceeds from sale of shares	893,266,718	380,258,801
Proceeds from shares issued in connection with the tax-free transfer of assets from Stockyard	—	22,220,471
Net asset value of shares issued to shareholders in payment of distributions declared	11,428,374	24,565,868
Cost of shares redeemed	(234,871,421)	(85,224,260)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	669,823,671	341,820,880
Change in net assets	906,196,177	401,462,820
Net Assets:
Beginning of period	601,196,982	199,734,162
End of period	$1,507,393,159	$601,196,982

1	On February 3, 2023, Class B Shares were converted into Class A Shares.
2	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Large Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation. The Fund’s Class R6 Shares commenced operations on May 29, 2024.
At the close of business on February 3, 2023, Class B Shares were converted into the Fund’s existing Class A Shares pursuant to a Plan of Conversion approved by the Fund’s Board of Trustees (the “Trustees”). The conversion occurred on a tax-free basis. The cash value of a shareholder’s investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
At close of business on July 14, 2023, the Fund acquired all of the net assets of Stock Yard Bank and Trust Company Science and Technology Common Trust Fund (“Stockyard”), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Stockyard was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Shares of the Fund Issued	Stockyard Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Acquisition	Net Assets of the Fund Immediately After Acquisition
850,382	$22,220,471	$15,718,983	$552,127,405	$574,347,876

1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”) certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Trustees have designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions),
Annual Financial Statements and Additional Information
11

transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,246,786 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Financial Statements and Additional Information
12

Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$175,099	$(12,086)
Class C Shares	24,572	(2,264)
Institutional Shares	715,481	(64,924)
Class R6 Shares	6	—
TOTAL	$915,158	$(79,274)
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees and reimbursements.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to these fees. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$472,726
Class C Shares	64,946
TOTAL	$537,672
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
As of July 31, 2024, the Fund had no outstanding securities on loan.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
13

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	3,130,263	$85,132,812	1,707,871	$36,312,723
Shares issued to shareholders in payment of distributions declared	103,726	2,594,185	601,155	11,500,103
Conversion of Class B Shares to Class A Shares[1]	—	—	140,105	2,947,814
Shares redeemed	(1,244,501)	(33,875,859)	(971,301)	(20,608,520)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,989,488	$53,851,138	1,477,830	$30,152,120
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	28,540	439,513
Conversion of Class B Shares to Class A Shares[1]	—	—	(174,227)	(2,947,814)
Shares redeemed	—	—	(57,207)	(1,004,793)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(202,894)	$(3,513,094)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	635,746	$12,988,568	395,504	$6,618,577
Shares issued to shareholders in payment of distributions declared	25,777	486,419	140,427	2,051,638
Shares redeemed	(308,632)	(6,204,150)	(219,750)	(3,633,682)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	352,891	$7,270,837	316,181	$5,036,533
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,156,704	$795,095,338	14,591,941	$334,379,687
Proceeds from shares issued in connection with the tax-free transfer of assets from Stockyard	—	—	850,382	22,220,471
Shares issued to shareholders in payment of distributions declared	304,924	8,347,770	507,176	10,574,614
Shares redeemed	(6,515,706)	(194,791,412)	(2,443,461)	(57,029,451)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,945,922	$608,651,696	13,506,038	$310,145,321
	Year Ended 7/31/2024[2]		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,506	$50,000	—	$—
Shares issued to shareholders in payment of distributions declared	—	—	—	—
Shares redeemed	—	—	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,506	$50,000	—	$—
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	22,289,807	$669,823,671	15,097,155	$341,820,880

1
On February 3, 2023, Class B Shares were converted to Class A Shares. Within the Statement of Changes in Net Assets, the conversion from Class B Shares is within the Cost of shares redeemed and the conversion to Class A Shares is within Proceeds from sale of shares.

2	Reflects operations for the period from May 29, 2024 (commencement of operations) to July 31, 2024.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$90,039	$—
Long-term capital gains	$11,564,729	$25,605,388
Annual Financial Statements and Additional Information
14

As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$119,787
Net unrealized appreciation	$316,334,281
Undistributed long-term capital gains	$58,518,441
TOTAL	$374,972,509
At July 31, 2024, the cost of investments for federal tax purposes was $1,188,828,540. The net unrealized appreciation of investments for federal tax purposes was $316,334,281. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $325,683,097 and unrealized depreciation from investments for those securities having an excess of cost over value of $9,348,816. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for wash sales.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $2,145,537 of its fee and voluntarily reimbursed $79,274 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $21,975.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Prior to their conversion to Class A Shares at the close of business on February 3, 2023, the Class B Shares were also subject to the Plan at 0.75% of average daily net assets of the Class B Shares.
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$194,838
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $44,360 of fees paid by the Fund. For the year ended July 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
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Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2024, FSC retained $39,651 in sales charges from the sale of Class A Shares. For the year ended July 31, 2024, FSC retained $5,387 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2024, FSSC received $34,468 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.74%, 0.74% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2024, were as follows:
Purchases	$1,184,625,468
Sales	$546,911,402
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Information Technology sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
9. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to
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the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2024, the Fund’s gross investment advisory fee will decrease from 0.75% to 0.65% of the Fund’s average daily net assets.
12. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended July 31, 2024, 100% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended July 31, 2024, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
For the year ended July 31, 2024, the amount of long-term capital gains designated by the Fund was $11,564,729.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF FEDERATED HERMES MDT SERIES AND SHAREHOLDERS OF FEDERATED HERMES MDT LARGE CAP GROWTH FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Large Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series), at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Large Cap Growth Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2022, the Fund’s performance was above the median of the Performance Peer Group. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund in an agreed upon amount, effective on or about October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
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The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
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On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
24

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Large Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R700
CUSIP 31421R809
CUSIP 31421R882

CUSIP 31425E101
37329 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	A | QASCX	C | QCSCX	Institutional | QISCX	R6 | QLSCX

Federated Hermes MDT Small Cap Core Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Shares			Value
		COMMON STOCKS—98.3%
		Communication Services—3.1%
45,556	[1,2]	AMC Networks, Inc.	$ 507,038
428,867	[1]	Cinemark Holdings, Inc.	10,112,684
197,321	[1]	E.W. Scripps Co.	741,927
46,886	[1]	EverQuote, Inc.	1,223,256
334,441	[1]	Grindr, Inc.	3,889,549
1,012,616	[1,2]	Lumen Technologies, Inc.	3,189,740
406,906	[1]	Madison Square Garden Spinco	16,068,718
95,716	[1]	MediaAlpha, Inc.	1,404,154
83,393		Shutterstock, Inc.	3,687,638
432,252	[1]	Vimeo Holdings, Inc.	1,737,653
		TOTAL	42,562,357
		Consumer Discretionary—8.5%
39,479	[1]	Abercrombie & Fitch Co., Class A	5,822,363
97,802	[1]	American Axle & Manufacturing Holdings, Inc.	726,669
25,189	[1]	Brinker International, Inc.	1,682,877
51,531	[1]	Carvana Co.	6,865,475
679,828	[1]	Chegg, Inc.	2,318,213
65,652	[1]	Coursera, Inc.	610,564
106,166		Dana, Inc.	1,349,370
113,267	[1]	Frontdoor, Inc.	4,469,516
83,944	[1,2]	Groupon, Inc.	1,118,134
74,650	[1]	Helen of Troy Ltd.	4,412,562
2,460		Installed Building Products, Inc.	665,061
484,264	[1,2]	iRobot Corp.	5,709,473
47,504		Monro, Inc.	1,464,073
35,697		Murphy USA, Inc.	18,024,129
411,221	[1]	National Vision Holdings, Inc.	5,946,256
550,634		PetMed Express, Inc.	2,086,903
50,686	[1]	Phinia, Inc.	2,265,664
790,602	[1]	Rush Street Interactive, Inc.	7,913,926
141,630	[1]	Sleep Number Corp.	1,671,234
146,914	[1]	Taylor Morrison Home Corp.	9,854,991
55,740		Texas Roadhouse, Inc.	9,732,761
73,313	[1]	Universal Technical Institute, Inc.	1,388,548
200,015		Upbound Group, Inc.	7,546,566
6,282	[1]	Visteon Corp.	725,822
17,307		Wingstop, Inc.	6,470,741
12,734		Winnebago Industries, Inc.	796,130
337,734		Wolverine World Wide, Inc.	5,022,105
		TOTAL	116,660,126
		Consumer Staples—3.5%
204,987	[1,2]	Beauty Health Co./The	379,226
218,297	[1]	Bellring Brands, Inc.	11,194,270
69,386		Energizer Holdings, Inc.	2,136,395
569,529	[1]	Hain Celestial Group, Inc.	4,408,155
125,563		Medifast, Inc.	2,753,597
1,166,788		Nu Skin Enterprises, Inc., Class A	13,091,361
90,080	[1]	Sprouts Farmers Market, Inc.	8,998,091
76,685		Turning Point Brands, Inc.	2,892,558
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
67,857	[1]	United Natural Foods, Inc.	$ 1,051,784
34,672	[1]	Vital Farms, Inc.	1,265,181
		TOTAL	48,170,618
		Energy—5.8%
104,330	[1]	Amplify Energy Corp.	783,518
378,941		Ardmore Shipping Corp.	8,215,441
188,710		California Resources Corp.	9,707,242
12,002		Chord Energy Corp.	2,060,263
68,775		CONSOL Energy, Inc.	6,864,433
25,911	[1]	Dorian LPG Ltd.	1,058,724
101,376	[1]	Expro Group Holdings NV	2,353,951
115,811	[1]	Gulf Island Fabrication, Inc.	722,661
82,764		International Seaways, Inc.	4,634,784
45,530		Kinetik Holdings, Inc.	1,888,584
51,651	[1]	Kodiak Gas Services	1,490,131
424,002		Liberty Energy, Inc.	10,239,648
101,209		Magnolia Oil & Gas Corp.	2,756,933
11,147	[1]	Nabors Industries Ltd.	1,146,246
309,021	[1]	Oil States International, Inc.	1,767,600
109,107		PBF Energy, Inc.	4,446,110
37,267		Permian Resources Corp.	571,676
13,523		Scorpio Tankers, Inc.	1,036,944
295,749		SM Energy Co.	13,663,604
14,318		Teekay Tankers Ltd., Class A	936,970
28,601	[1]	Weatherford International PLC	3,370,914
		TOTAL	79,716,377
		Financials—18.6%
44,200		Alerus Financial Corp.	992,290
128,652		Amalgamated Financial Corp.	4,092,420
39,195		Artisan Partners Asset Management, Inc.	1,730,851
689,538	[1]	AvidXchange Holdings, Inc.	6,164,470
11,706		BancFirst Corp.	1,257,576
70,789		Banco Latinoamericano de Comercio Exterior S.A., Class E	2,288,608
28,656	[1]	Bancorp, Inc., DE	1,485,527
315,234		BankUnited, Inc.	12,142,814
26,505		Bread Financial Holdings, Inc.	1,446,643
1,407,719		BrightSpire Capital, Inc.	8,066,230
458,078		Byline Bancorp, Inc.	12,849,088
183,907	[1]	Cantaloupe, Inc.	1,432,636
355,839		CNO Financial Group, Inc.	12,404,548
127,745	[1]	Customers Bancorp, Inc.	8,236,998
6,210	[1]	Donnelley Financial Solutions, Inc.	419,051
56,773		Employers Holdings, Inc.	2,725,672
18,123		Equity Bancshares, Inc.	733,981
197,412		FB Financial Corp.	9,217,166
640,112	[1]	Fidelis Insurance	11,387,592
69,125		Financial Institutions, Inc.	1,819,370
35,085		First Business Financial Services, Inc.	1,614,612
185,780		First Foundation, Inc.	1,300,460
55,258		Fulton Financial Corp.	1,070,347
274,397	[1]	Hamilton Insurance Group, Ltd.	4,782,740
27,755		HCI Group, Inc.	2,616,186
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
24,559		Heritage Financial Corp.	$ 569,032
31,294		Hometrust Bancshares, Inc.	1,109,998
113,779		Independent Bank Corp.- Michigan	3,946,993
388,519		Jackson Financial, Inc.	34,212,983
69,780		James River Group Holdings Ltd.	602,899
56,576		Ladder Capital Corp.	678,912
114,117	[1]	LendingTree, Inc.	6,073,307
228,353		Merchants Bancorp, Inc.	10,275,885
20,223	[1]	Mr. Cooper Group, Inc.	1,817,643
54,227	[1]	NCR Atleos Corp.	1,743,398
30,151	[1]	NMI Holdings, Inc.	1,186,442
130,306		OFG Bancorp.	5,918,498
174,012	[1]	Oscar Health, Inc.	3,076,532
23,187	[1]	Palomar Holdings, Inc.	2,133,436
44,758	[1]	Paysafe Ltd.	939,470
39,120		Peapack-Gladstone Financial Corp.	1,105,531
20,893		Peoples Bancorp, Inc.	695,110
27,694		Preferred Bank Los Angeles, CA	2,383,346
135,085		PROG Holdings, Inc.	6,086,930
95,810		QCR Holdings, Inc.	7,323,716
65,810		RLI Corp.	9,910,328
6,084		Selective Insurance Group, Inc.	549,507
436,583	[1]	Siriuspoint Ltd.	6,273,698
284,626	[1]	Skyward Specialty Insurance Group, Inc.	11,262,651
55,204	[2]	The Bank of NT Butterfield & Son Ltd.	2,116,521
52,911		Tiptree, Inc.	1,044,992
298,142		Trustmark Corp.	10,354,472
42,612		Universal Insurance Holdings, Inc.	844,144
143,953		Victory Capital Holdings	7,541,698
153,420		Western New England Bancorp, Inc.	1,270,318
		TOTAL	255,326,266
		Health Care—17.3%
1,098,194	[1]	ADMA Biologics, Inc.	13,485,822
98,514	[1,2]	Agenus, Inc.	595,025
227,814	[1]	Aldeyra Therapeutics, Inc.	897,587
277,263	[1]	Alkermes, PLC	7,574,825
30,989	[1]	AMN Healthcare Services, Inc.	2,095,476
249,033	[1]	Amneal Pharmaceuticals, Inc.	1,825,412
228,803	[1]	Arcutis Biotherapeutics, Inc.	2,304,046
101,774	[1]	Arvinas, Inc.	2,799,803
421,642	[1]	Atea Pharmaceuticals, Inc.	1,610,672
93,862	[1]	Blueprint Medicines Corp.	10,165,255
31,947	[1]	Catalyst Pharmaceutical Partners, Inc.	550,766
743,230	[1]	Codexis, Inc.	2,660,763
208,255	[1]	Collegium Pharmaceutical, Inc.	8,032,395
644,892	[1]	Community Health Systems, Inc.	3,392,132
60,701	[1]	Dynavax Technologies Corp.	679,244
42,724	[1]	Edgewise Therapeutics, Inc.	727,590
244,455	[1]	Emergent BioSolutions, Inc.	3,107,023
65,490	[1]	Enanta Pharmaceuticals, Inc.	966,632
171,873	[1]	Evolent Health, Inc.	4,008,078
593,567	[1]	Fate Therapeutics, Inc.	3,163,712
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
6,694	[1]	Glaukos Corp.	$ 784,336
18,783	[1]	Haemonetics Corp.	1,691,409
336,586	[1]	Halozyme Therapeutics, Inc.	18,599,742
315,600	[1]	Harmony Biosciences Holdings, Inc.	10,686,216
439,638	[1]	Hims & Hers Health, Inc.	9,337,911
644,451	[1]	Inmode Ltd.	11,677,452
317,847	[1]	Inogen, Inc.	2,940,085
69,674	[1]	Livanova PLC	3,441,896
1,313,805	[1]	Mannkind Corp.	7,567,517
467,175	[1]	MiMedx Group, Inc.	3,480,454
247,530	[1]	Nevro Corp.	2,457,973
121,065	[1]	Nkarta, Inc.	778,448
159,134	[1]	Novocure Ltd.	3,623,481
19,677	[1]	Nurix Therapeutics, Inc.	430,533
359,671	[1]	Nuvation Bio, Inc.	1,377,540
573,364	[1]	Omnicell, Inc.	16,747,962
430,834	[1,2]	Pacific Biosciences of California, Inc.	887,518
51,897	[1]	Pacira BioSciences, Inc.	1,071,673
133,256	[1]	Pediatrix Medical Group	1,111,355
17,406	[1]	Pennant Group, Inc./The	518,873
159,406	[1]	PROCEPT BioRobotics Corp.	10,093,588
18,110	[1]	Prothena Corp. PLC	421,601
461,233	[1]	RAPT Therapeutics, Inc.	1,448,272
105,354	[1]	Relay Therapeutics, Inc.	866,010
1,508,720	[1,2]	Revance Therapeutics, Inc.	5,702,962
212,904	[1]	RxSight, Inc.	9,744,616
383,211	[1]	SAGE Therapeutics, Inc.	4,196,161
746,288	[1]	Siga Technologies, Inc.	7,447,954
27,130	[1]	Supernus Pharmaceuticals, Inc.	809,017
245,838	[1]	Tactile Systems Technology, Inc.	3,139,351
22,412	[1]	Tarsus Pharmaceuticals, Inc.	544,388
58,383	[1]	Tg Therapeutics, Inc.	1,153,648
25,755	[1]	TransMedics Group, Inc.	3,663,906
448,571	[1]	Travere Thrapeutics, Inc.	4,279,367
416,167	[1]	TruBridge, Inc.	4,669,394
624,548	[1]	Vanda Pharmaceuticals, Inc.	3,647,360
54,905	[1]	Vir Biotechnology, Inc.	557,835
270,353	[1]	Voyager Therapeutics, Inc.	2,484,544
326,002	[1]	Zentalis Pharmaceuticals, Inc.	1,268,148
171,954	[1]	Zymeworks, Inc.	1,798,639
		TOTAL	237,791,393
		Industrials—17.1%
308,391	[1]	Array Technologies, Inc.	3,244,273
11,808	[1]	Atkore, Inc.	1,594,080
102,683	[1]	Atmus Filtration Technologies, Inc.	3,166,744
59,682	[1]	Beacon Roofing Supply, Inc.	6,135,310
174,056	[1]	Blue Bird Corp.	9,071,799
16,490		Boise Cascade Co.	2,343,064
329,259	[1]	BrightView Holdings, Inc.	4,738,037
59,331	[1]	Cimpress PLC	5,415,140
96,294	[1]	Concrete Pumping Holdings, Inc.	642,281
9,660	[1]	Construction Partners, Inc.	624,519
Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Industrials—continued
422,574		Costamare, Inc.	$ 6,262,547
39,586	[1]	DNOW, Inc.	608,041
27,340		Emcor Group, Inc.	10,264,530
307,839	[1]	Enviri Corp.	3,638,657
106,155	[1]	Exlservice Holding, Inc.	3,743,025
37,828	[1]	Forrester Research, Inc.	763,747
456,502	[2]	Forward Air Corp.	11,576,891
106,672	[1]	Franklin Covey Co.	4,662,633
296,611	[1]	GMS, Inc.	28,542,877
60,278		Griffon Corp.	4,343,633
67,890		Hurco Co., Inc.	1,167,708
53,181	[1]	Huron Consulting Group, Inc.	5,850,442
140,780		Hyster-Yale, Inc.	11,507,357
146,001	[1]	JELD-WEN Holding, Inc.	2,436,757
93,670	[1]	Legalzoom.com, Inc.	625,716
199,618	[1]	Manitowoc, Inc.	2,523,171
515,285	[1]	Mistras Group, Inc.	5,152,850
61,335	[1]	MRC Global, Inc.	888,131
301,705	[1]	Parsons Corp.	27,566,786
22,977		Primoris Services Corp.	1,297,511
369,770		REV Group, Inc.	10,789,889
920,700	[1]	Shoals Technologies Group, Inc.	5,984,550
203,258	[1]	SkyWest, Inc.	16,248,444
394,922	[1,2]	Spirit Airlines, Inc.	1,188,715
1,279,278	[1,2]	SunPower Corp.	1,091,864
7,942		Tennant Co.	855,274
111,166		Terex Corp.	7,032,361
397,604		The Shyft Group, Inc.	6,667,819
21,306	[1]	Thermon Group Holdings, Inc.	699,050
215,216	[1]	Triumph Group, Inc.	3,527,390
832,224		TTEC Holdings, Inc.	6,641,147
121,793	[1]	Upwork, Inc.	1,476,131
44,865	[1]	Vicor Corp.	1,889,265
		TOTAL	234,490,156
		Information Technology—12.8%
489,718	[1]	8x8, Inc.	1,508,331
715,530		Adtran Holdings, Inc.	4,844,138
211,978	[1,2]	Aehr Test Systems	4,000,025
61,933	[1]	Alarm.com Holdings, Inc.	4,369,373
138,106	[1]	Alkami Technology, Inc.	4,520,209
26,345	[1]	AppFolio, Inc.	5,834,891
139,990	[1]	Arlo Technologies, Inc.	2,122,248
593,776	[1]	AvePoint, Inc.	6,472,158
43,104	[1]	Blackline, Inc.	2,048,302
53,709	[1]	Box, Inc.	1,510,297
261,421	[1,2]	Cerence, Inc.	831,319
507,814	[1]	Clear Secure, Inc.	10,841,829
91,838	[1]	Clearfield, Inc.	3,985,769
361,831	[1]	CommScope Holdings Co., Inc.	937,142
37,360	[1]	Commvault Systems, Inc.	5,710,476
131,832	[2]	Comtech Telecommunications Corp.	427,136
67,404	[1]	Digi International, Inc.	1,840,129
Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
265,435	[1]	Digital Turbine, Inc.	$ 631,735
357,603	[1]	Extreme Networks, Inc.	5,113,723
42,235	[2]	InterDigital, Inc.	5,184,769
14,852	[1]	Itron, Inc.	1,536,291
8,897		Kulicke & Soffa Industries	419,672
291,222	[1]	LiveRamp Holdings, Inc.	8,818,202
75,401	[1]	MaxLinear, Inc.	1,066,170
997,452		Methode Electronics, Inc., Class A	12,627,742
112,665	[1]	NetScout Systems, Inc.	2,292,733
762,021	[1]	ON24, Inc.	5,006,478
36,268	[1]	Q2 Holdings, Inc.	2,447,002
24,378	[1]	Qualys, Inc.	3,635,735
732,729	[1,2]	Rackspace Technology, Inc.	1,714,586
408,683	[1]	Ribbon Communications, Inc.	1,385,435
127,613		Sapiens International Corp. NV	4,964,146
147,310	[1]	Semrush Holdings, Inc.	2,171,349
87,941	[1]	Semtech Corp.	2,789,489
414,835	[1]	SolarWinds Corp.	4,948,982
958,852	[1]	Sprinklr, Inc.	9,425,515
247,787	[1]	Telos Corp.	1,065,484
96,703	[1]	Tenable Holdings, Inc.	4,440,602
817,197	[1]	Unisys Corp.	3,889,858
143,655	[1]	Varonis Systems, Inc.	7,919,700
52,046	[1]	Verint Systems, Inc.	1,880,943
56,573	[1]	Viant Technology, Inc.	657,944
243,199	[1]	Weave Communications, Inc.	2,431,990
189,235		Xerox Holdings Corp.	2,037,115
1,516,565	[1]	Yext, Inc.	8,735,414
194,617	[1]	Zeta Global Holdings Corp.	4,168,696
		TOTAL	175,211,272
		Materials—4.6%
88,001		Commercial Metals Corp.	5,288,860
178,135		Compass Minerals International, Inc.	2,369,195
376,874	[1]	Constellium SE	6,712,126
271,705	[1]	Knife River Corp.	21,605,981
14,411		Koppers Holdings, Inc.	586,672
1,035,464	[1]	Rayonier Advanced Materials, Inc.	6,885,836
1,502,337		SSR Mining, Inc.	8,368,017
770,710		SunCoke Energy, Inc.	9,017,307
28,917		Sylvamo Corp.	2,131,472
7,142		Warrior Met Coal, Inc.	493,584
12,391	[1]	Worthington Steel, Inc.	494,029
		TOTAL	63,953,079
		Real Estate—5.0%
2,538,810		Brandywine Realty Trust	12,795,602
114,638	[1]	Cushman & Wakefield PLC	1,502,904
304,137		Empire State Realty Trust, Inc.	3,275,556
178,790		Essential Properties Realty Trust, Inc.	5,290,396
26,001	[1]	Forestar Group, Inc.	822,412
482,799		Macerich Co. (The)	7,729,612
294,964		Newmark Group, Inc.	3,828,633
213,581	[1]	Real Brokerage, Inc./The	1,270,807
Annual Financial Statements and Additional Information
6

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
979,085	[1,2]	Redfin Corp.	$ 7,969,752
330,497		RMR Group, Inc./The	8,573,092
52,598	[2]	SL Green Realty Corp.	3,505,131
169,018		Tanger, Inc.	4,884,620
486,813		Xenia Hotels & Resorts, Inc.	6,756,964
		TOTAL	68,205,481
		Utilities—2.0%
27,090		Avista Corp.	1,061,386
91,077		Genie Energy Ltd.	1,544,666
546,055		Hawaiian Electric Industries, Inc.	9,042,671
116,319		Otter Tail Corp.	11,273,637
107,383		Portland General Electric Co.	5,087,807
		TOTAL	28,010,167
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,035,743,631)	1,350,097,292
		INVESTMENT COMPANY—3.6%
49,546,631		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $49,546,631)	49,546,631
		TOTAL INVESTMENT IN SECURITIES—101.9% (IDENTIFIED COST $1,085,290,262)[4]	1,399,643,923
		OTHER ASSETS AND LIABILITIES - NET—(1.9)%[5]	(26,141,065)
		TOTAL NET ASSETS—100%	$1,373,502,858
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2024, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2024	Shares Held as of 7/31/2024	Dividend Income*
Health Care:
Dynavax Technologies Corp.	$—	$748,796	$—	$(69,552)	$—	$679,244	60,701	$—
Siga Technologies, Inc.**	$15,831,626	$—	$(13,829,603)	$4,961,967	$483,964	$7,447,954	746,288	$—
Affiliated issuers no longer in the portfolio at period end	$10,331,893	$910,244	$(9,560,561)	$(4,928,627)	$3,247,051	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$26,163,519	$1,659,040	$(23,390,164)	$(36,212)	$3,731,015	$8,127,198	806,989	$—

*	A portion of the amount shown may have been recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Annual Financial Statements and Additional Information
7

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$29,537,824	$8,766,419	$38,304,243
Purchases at Cost	$283,199,281	$213,986,601	$497,185,882
Proceeds from Sales	$(263,190,474)	$(222,748,748)	$(485,939,222)
Change in Unrealized Appreciation/Depreciation	$—	$(871)	$(871)
Net Realized Gain/(Loss)	$—	$(3,401)	$(3,401)
Value as of 7/31/2024	$49,546,631	$—	$49,546,631
Shares Held as of 7/31/2024	49,546,631	—	49,546,631
Dividend Income	$1,462,483	$892,688	$2,355,171

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $1,090,701,874.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2024, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.08	$20.57	$26.48	$17.19	$18.87
Income From Investment Operations:
Net investment income (loss)[1]	0.04	0.05	0.04	(0.01)	0.04
Net realized and unrealized gain (loss)	3.91	1.15	(1.95)	9.35	(1.68)
Total From Investment Operations	3.95	1.20	(1.91)	9.34	(1.64)
Less Distributions:
Distributions from net investment income	(0.02)	—	(0.04)	(0.05)	(0.04)
Distributions from net realized gain	—	(0.69)	(3.96)	—	—
Total Distributions	(0.02)	(0.69)	(4.00)	(0.05)	(0.04)
Net Asset Value, End of Period	$25.01	$21.08	$20.57	$26.48	$17.19
Total Return[2]	18.75%	6.23%	(9.54)%	54.38%	(8.71)%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	0.21%	0.26%	0.15%	(0.03)%	0.24%
Expense waiver/reimbursement[4]	0.24%	0.25%	0.23%	0.29%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$129,184	$121,927	$131,704	$101,026	$78,347
Portfolio turnover[5]	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.48	$17.32	$23.02	$15.03	$16.58
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.10)	(0.13)	(0.15)	(0.08)
Net realized and unrealized gain (loss)	3.21	0.95	(1.61)	8.14	(1.47)
Total From Investment Operations	3.10	0.85	(1.74)	7.99	(1.55)
Less Distributions:
Distributions from net realized gain	—	(0.69)	(3.96)	—	—
Net Asset Value, End of Period	$20.58	$17.48	$17.32	$23.02	$15.03
Total Return[2]	17.73%	5.35%	(10.30)%	53.16%	(9.35)%
Ratios to Average Net Assets:
Net expenses[3]	1.98%	1.98%	1.96%	1.88%	1.88%
Net investment income (loss)	(0.63)%	(0.59)%	(0.65)%	(0.78)%	(0.51)%
Expense waiver/reimbursement[4]	0.06%	0.06%	0.08%	0.18%	0.23%
Supplemental Data:
Net assets, end of period (000 omitted)	$24,425	$24,784	$26,809	$29,567	$22,720
Portfolio turnover[5]	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.11	$21.54	$27.53	$17.87	$19.59
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.10	0.10	0.05	0.09
Net realized and unrealized gain (loss)	4.11	1.20	(2.04)	9.71	(1.74)
Total From Investment Operations	4.21	1.30	(1.94)	9.76	(1.65)
Less Distributions:
Distributions from net investment income	(0.07)	(0.04)	(0.09)	(0.10)	(0.07)
Distributions from net realized gain	—	(0.69)	(3.96)	—	—
Total Distributions	(0.07)	(0.73)	(4.05)	(0.10)	(0.07)
Net Asset Value, End of Period	$26.25	$22.11	$21.54	$27.53	$17.87
Total Return[2]	19.09%	6.47%	(9.31)%	54.73%	(8.45)%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income	0.44%	0.51%	0.40%	0.21%	0.49%
Expense waiver/reimbursement[4]	0.14%	0.15%	0.15%	0.15%	0.18%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,026,996	$883,270	$995,056	$843,803	$574,041
Portfolio turnover[5]	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.12	$21.55	$27.54	$17.87	$19.59
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.11	0.11	0.06	0.09
Net realized and unrealized gain (loss)	4.11	1.20	(2.05)	9.71	(1.74)
Total From Investment Operations	4.21	1.31	(1.94)	9.77	(1.65)
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)	(0.09)	(0.10)	(0.07)
Distributions from net realized gain	—	(0.69)	(3.96)	—	—
Total Distributions	(0.07)	(0.74)	(4.05)	(0.10)	(0.07)
Net Asset Value, End of Period	$26.26	$22.12	$21.55	$27.54	$17.87
Total Return[2]	19.09%	6.47%	(9.30)%	54.79%	(8.44)%
Ratios to Average Net Assets:
Net expenses[3]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income	0.43%	0.52%	0.44%	0.24%	0.49%
Expense waiver/reimbursement[4]	0.06%	0.06%	0.06%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$192,898	$133,351	$63,242	$64,191	$47,631
Portfolio turnover[5]	85%	128%	124%	150%	223%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at value including $25,034,670 of securities loaned and $57,673,829 of investments in affiliated holdings* (identified cost $1,085,290,262, including $54,548,984 of identified cost in affiliated holdings)	$1,399,643,923
Cash	116
Income receivable	378,105
Income receivable from affiliated holdings	111,531
Receivable for investments sold	3,239,322
Receivable for shares sold	1,046,326
Total Assets	1,404,419,323
Liabilities:
Payable for investments purchased	3,463,160
Payable for shares redeemed	1,267,344
Payable for collateral due to broker for securities lending (Note 2)	25,772,041
Payable for investment adviser fee (Note 5)	27,874
Payable for administrative fee (Note 5)	2,888
Payable for Directors’/Trustees’ fees (Note 5)	161
Payable for distribution services fee (Note 5)	14,718
Payable for other service fees (Notes 2 and 5)	55,655
Accrued expenses (Note 5)	312,624
Total Liabilities	30,916,465
Net assets for 52,826,746 shares outstanding	$1,373,502,858
Net Assets Consist of:
Paid-in capital	$1,106,379,862
Total distributable earnings (loss)	267,122,996
Total Net Assets	$1,373,502,858
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($129,183,638 ÷ 5,164,830 shares outstanding), no par value, unlimited shares authorized	$25.01
Offering price per share (100/94.50 of $25.01)	$26.47
Redemption proceeds per share	$25.01
Class C Shares:
Net asset value per share ($24,424,561 ÷ 1,186,536 shares outstanding), no par value, unlimited shares authorized	$20.58
Offering price per share	$20.58
Redemption proceeds per share (99.00/100 of $20.58)	$20.37
Institutional Shares:
Net asset value per share ($1,026,996,353 ÷ 39,129,260 shares outstanding), no par value, unlimited shares authorized	$26.25
Offering price per share	$26.25
Redemption proceeds per share	$26.25
Class R6 Shares:
Net asset value per share ($192,898,306 ÷ 7,346,120 shares outstanding), no par value, unlimited shares authorized	$26.26
Offering price per share	$26.26
Redemption proceeds per share	$26.26

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Dividends (including $1,189,446 received from affiliated holdings* and net of foreign taxes withheld of $29,893)	$14,939,476
Net income on securities loaned (includes $1,165,725 earned from affiliated holdings related to cash collateral balances*) (Note 2)	412,523
TOTAL INCOME	15,351,999
Expenses:
Investment adviser fee (Note 5)	9,252,845
Administrative fee (Note 5)	902,315
Custodian fees	71,275
Transfer agent fees (Note 2)	1,201,655
Directors’/Trustees’ fees (Note 5)	6,265
Auditing fees	31,899
Legal fees	10,263
Portfolio accounting fees	170,299
Distribution services fee (Note 5)	173,042
Other service fees (Notes 2 and 5)	348,578
Share registration costs	85,481
Printing and postage	69,987
Miscellaneous (Note 5)	39,689
TOTAL EXPENSES	12,363,593
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(655,494)
Reimbursement of other operating expenses (Notes 2 and 5)	(943,900)
TOTAL WAIVER AND REIMBURSEMENTS	(1,599,394)
Net expenses	10,764,199
Net investment income	4,587,800
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $3,727,614 on sales of investments in affiliated holdings*)	92,661,079
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(37,083) on investments in affiliated holdings*)	115,661,601
Net realized and unrealized gain (loss) on investments	208,322,680
Change in net assets resulting from operations	$212,910,480

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,587,800	$5,182,417
Net realized gain (loss)	92,661,079	(133,042,489)
Net change in unrealized appreciation/depreciation	115,661,601	199,468,884
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	212,910,480	71,608,812
Distributions to Shareholders:
Class A Shares	(108,020)	(4,206,905)
Class C Shares	—	(1,019,541)
Institutional Shares	(2,782,523)	(32,515,907)
Class R6 Shares	(425,859)	(1,987,801)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,316,402)	(39,730,154)
Share Transactions:
Proceeds from sale of shares	338,093,250	337,803,209
Net asset value of shares issued to shareholders in payment of distributions declared	3,011,718	37,053,960
Cost of shares redeemed	(340,528,111)	(460,215,776)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	576,857	(85,358,607)
Change in net assets	210,170,935	(53,479,949)
Net Assets:
Beginning of period	1,163,331,923	1,216,811,872
End of period	$1,373,502,858	$1,163,331,923
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
15

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated MDTA LLC (the “Adviser”).
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
16

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $1,599,394 is disclosed in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$244,022	$(218,757)
Class C Shares	27,210	—
Institutional Shares	913,662	(725,143)
Class R6 Shares	16,761	—
TOTAL	$1,201,655	$(943,900)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
17

For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$291,868
Class C Shares	56,710
TOTAL	$348,578
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$25,034,670	$25,772,041
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
18

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	649,073	$14,217,453	594,200	$11,533,484
Shares issued to shareholders in payment of distributions declared	4,329	98,053	204,453	3,853,948
Shares redeemed	(1,273,906)	(27,354,654)	(1,415,578)	(27,624,558)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(620,504)	$(13,039,148)	(616,925)	$(12,237,126)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	102,472	$1,836,494	167,899	$2,732,709
Shares issued to shareholders in payment of distributions declared	—	—	62,196	977,102
Shares redeemed	(334,086)	(5,916,518)	(359,404)	(5,832,724)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(231,614)	$(4,080,024)	(129,309)	$(2,122,913)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	11,721,698	$262,089,678	11,225,869	$229,611,353
Shares issued to shareholders in payment of distributions declared	105,903	2,513,068	1,542,190	30,477,693
Shares redeemed	(12,650,879)	(279,083,972)	(19,013,556)	(390,289,089)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(823,278)	$(14,481,226)	(6,245,497)	$(130,200,043)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,577,304	$59,949,625	4,780,569	$93,925,663
Shares issued to shareholders in payment of distributions declared	16,874	400,597	88,265	1,745,217
Shares redeemed	(1,276,928)	(28,172,967)	(1,774,824)	(36,469,405)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,317,250	$32,177,255	3,094,010	$59,201,475
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(358,146)	$576,857	(3,897,721)	$(85,358,607)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$3,316,402	$2,129,046
Long-term capital gains	$—	$37,601,108
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$4,599,962
Net unrealized appreciation	$308,942,049
Capital loss carryforwards	$(46,419,015)
TOTAL	$267,122,996
At July 31, 2024, the cost of investments for federal tax purposes was $1,090,701,874. The net unrealized appreciation of investments for federal tax purposes was $308,942,049. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $352,754,554 and unrealized depreciation from investments for those securities having an excess of cost over value of $43,812,505. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
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As of July 31, 2024, the Fund had a capital loss carryforward of $46,419,015 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$46,419,015	$—	$46,419,015
The Fund used capital loss carryforwards of $87,477,010 to offset capital gains realized during the year ended July 31, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $619,179 of its fee and voluntarily reimbursed $943,900 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $36,315.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$173,042
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, FSC retained $15,311 of fees paid by the Fund. For the year ended July 31, 2024, Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2024, FSC retained $2,801 in sales charges from the sale of Class A Shares. FSC also retained $304 of CDSC relating to redemptions of Class C Shares.
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Other Service Fees
For the year ended July 31, 2024, FSSC received $3,128 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.00%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2024, were as follows:
Purchases	$979,773,492
Sales	$974,483,919
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. SUBSEQUENT EVENT
The Trustees have approved a reduction in the stated gross advisory fee of the Fund. Effective October 1, 2024, the Fund’s gross investment advisory fee will decrease from 0.80% to 0.75% of the Fund’s average daily net assets.
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11. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended July 31, 2024, 100% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended July 31, 2024, 100% qualify for the dividend received deduction available to corporate shareholders.
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22

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF federated Hermes MDT Series and shareholders of Federated Hermes MDT Small Cap Core Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Small Cap Core Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series), at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
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Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Small Cap Core Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
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In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
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In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
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While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board. In this regard, the Board considered that, while comparisons to the Fund’s Expense Peer Group are relevant in judging the reasonableness of advisory fees, the quantitative focus of the management of the Fund makes fee and expense comparisons to the Expense Group particularly difficult. The Board further considered that, although the Fund’s advisory fee was above the median of the Expense Peer Group, the funds in the Expense Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex funds relative to the Expense Peer Group. In considering the Fund’s expenses, the Board noted that the Adviser recommended, and the Board approved, a contractual advisory fee reduction for the Fund in an agreed upon amount, effective on or about October 1, 2024.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
Annual Financial Statements and Additional Information
27

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
Annual Financial Statements and Additional Information
28

On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
29

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Small Cap Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R817
CUSIP 31421R791
CUSIP 31421R783
CUSIP 31421R627
37328 (9/24)
© 2024 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
July 31, 2024

Share Class | Ticker	A | QASGX	C | QCSGX	Institutional | QISGX	R6 | QLSGX

Federated Hermes MDT Small Cap Growth Fund

A Portfolio of Federated Hermes MDT Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
July 31, 2024
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—2.9%
289,633	[1]	Cinemark Holdings, Inc.	$ 6,829,546
121,779	[1]	E.W. Scripps Co.	457,889
75,588	[1]	Grindr, Inc.	879,088
105,936	[1]	Madison Square Garden Spinco	4,183,413
21,458	[1]	MediaAlpha, Inc.	314,789
4,436		Shutterstock, Inc.	196,160
224,153	[1]	Vimeo Holdings, Inc.	901,095
15,513	[1]	Yelp, Inc.	565,139
		TOTAL	14,327,119
		Consumer Discretionary—8.3%
21,636	[1]	Abercrombie & Fitch Co., Class A	3,190,877
16,064	[1]	American Public Education, Inc.	320,637
55,903	[1]	Brinker International, Inc.	3,734,879
17,108	[1]	Carvana Co.	2,279,299
278,674	[1]	Chegg, Inc.	950,278
49,186	[1]	Frontdoor, Inc.	1,940,880
87,259	[1,2]	Groupon, Inc.	1,162,290
1,030		Installed Building Products, Inc.	278,461
141,207	[1,2]	iRobot Corp.	1,664,831
10,072	[1]	MCBC Holdings, Inc.	220,375
4,062		Murphy USA, Inc.	2,050,985
88,217	[1]	National Vision Holdings, Inc.	1,275,618
17,228	[1]	Revolve Group, Inc.	333,362
499,736	[1]	Rush Street Interactive, Inc.	5,002,357
6,057	[1]	Shake Shack, Inc.	530,714
23,546	[1]	Sleep Number Corp.	277,843
10,899	[1]	Stride, Inc.	828,106
7,282		Texas Roadhouse, Inc.	1,271,510
17,479	[1]	Universal Technical Institute, Inc.	331,052
69,422		Upbound Group, Inc.	2,619,292
13,841	[1]	Visteon Corp.	1,599,189
46,578	[1]	Warby Parker, Inc.	767,140
16,566		Wingstop, Inc.	6,193,696
168,073		Wolverine World Wide, Inc.	2,499,246
		TOTAL	41,322,917
		Consumer Staples—4.1%
151,401	[1,2]	Beauty Health Co./The	280,092
91,356	[1]	Bellring Brands, Inc.	4,684,735
34,086		Energizer Holdings, Inc.	1,049,508
82,002		Medifast, Inc.	1,798,304
65,600	[1]	Sprouts Farmers Market, Inc.	6,552,784
72,851		Turning Point Brands, Inc.	2,747,940
85,377	[1]	Vital Farms, Inc.	3,115,407
		TOTAL	20,228,770
		Energy—3.4%
15,778	[1]	Dorian LPG Ltd.	644,689
31,081	[1]	Expro Group Holdings NV	721,701
36,746		Kinetik Holdings, Inc.	1,524,224
37,157	[1]	Kodiak Gas Services	1,071,979
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Energy—continued
151,203		Liberty Energy, Inc.	$ 3,651,552
149,481		Magnolia Oil & Gas Corp.	4,071,862
77,443		SM Energy Co.	3,577,867
15,703	[1]	Weatherford International PLC	1,850,756
		TOTAL	17,114,630
		Financials—7.5%
122,448	[1]	AvidXchange Holdings, Inc.	1,094,685
13,541	[1]	Axos Financial, Inc.	988,628
5,650		Brightsphere Investment Group, Inc.	147,974
99,204	[1]	Cantaloupe, Inc.	772,799
18,887	[1]	Donnelley Financial Solutions, Inc.	1,274,495
332,119	[1]	Fidelis Insurance	5,908,397
121,323	[1]	Hamilton Insurance Group, Ltd.	2,114,660
11,534		HCI Group, Inc.	1,087,195
22,491	[1]	LendingTree, Inc.	1,196,971
55,273	[1]	NCR Atleos Corp.	1,777,027
16,901	[1]	Palomar Holdings, Inc.	1,555,061
24,472		PROG Holdings, Inc.	1,102,708
8,004		RLI Corp.	1,205,322
8,289		Selective Insurance Group, Inc.	748,663
246,465	[1]	SelectQuote, Inc.	1,008,042
267,006	[1]	Siriuspoint Ltd.	3,836,876
136,913	[1]	Skyward Specialty Insurance Group, Inc.	5,417,647
15,165		Universal Insurance Holdings, Inc.	300,419
114,584		Victory Capital Holdings	6,003,056
		TOTAL	37,540,625
		Health Care—25.1%
403,309	[1]	ADMA Biologics, Inc.	4,952,634
41,449	[1,2]	Agenus, Inc.	250,352
809,713	[1,2]	Akebia Therapeutics, Inc.	1,117,404
302,579	[1]	Aldeyra Therapeutics, Inc.	1,192,161
33,376	[1]	Alector, Inc.	200,256
183,338	[1]	Alkermes, PLC	5,008,794
16,658	[1]	AMN Healthcare Services, Inc.	1,126,414
157,412	[1,2]	Amylyx Pharmaceuticals, Inc.	324,269
4,718	[1]	AnaptysBio, Inc.	164,375
4,986	[1]	Arcellx, Inc.	308,185
117,533	[1]	Arcutis Biotherapeutics, Inc.	1,183,557
7,386	[1]	Arvinas, Inc.	203,189
25,394	[1]	Assembly Biosciences, Inc.	370,879
127,738	[1]	Atea Pharmaceuticals, Inc.	487,959
24,464	[1]	Avidity Biosciences LLC	1,115,069
52,298	[1]	Blueprint Medicines Corp.	5,663,873
60,171	[1,2]	BrightSpring Health Services, Inc.	745,519
21,558	[1]	Catalyst Pharmaceutical Partners, Inc.	371,660
479,118	[1]	Codexis, Inc.	1,715,242
108,046	[1]	Collegium Pharmaceutical, Inc.	4,167,334
9,332		CONMED Corp.	644,281
6,058	[1]	Corcept Therapeutics, Inc.	234,263
127,041	[1,2]	Cutera, Inc.	177,857
26,704	[1]	Dynavax Technologies Corp.	298,818
20,983	[1]	Dyne Therapeutics, Inc.	900,381
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
21,455	[1]	Edgewise Therapeutics, Inc.	$ 365,379
17,152	[1]	Enanta Pharmaceuticals, Inc.	253,164
7,876		Ensign Group, Inc.	1,108,547
95,510	[1]	Evolent Health, Inc.	2,227,293
61,587	[1]	EyePoint Pharmaceuticals, Inc.	608,480
241,172	[1]	Fate Therapeutics, Inc.	1,285,447
21,556	[1]	Fulcrum Therapeutics, Inc.	200,040
20,536	[1]	Glaukos Corp.	2,406,203
8,218	[1]	Haemonetics Corp.	740,031
163,081	[1]	Halozyme Therapeutics, Inc.	9,011,856
163,096	[1]	Harmony Biosciences Holdings, Inc.	5,522,431
47,993	[1,2]	Heron Therapeutics, Inc.	142,539
176,953	[1]	Hims & Hers Health, Inc.	3,758,482
301,926	[1]	Inmode Ltd.	5,470,899
38,350	[1]	Insmed, Inc.	2,789,962
11,709	[1]	Krystal Biotech, Inc.	2,440,858
6,667	[1]	Kymera Therapeutics, Inc.	308,015
10,675	[1]	Lantheus Holdings, Inc.	1,119,060
44,305	[1]	Livanova PLC	2,188,667
471,022	[1]	Mannkind Corp.	2,713,087
182,603	[1]	Mersana Therapeutics, Inc.	365,206
393,046	[1]	MiMedx Group, Inc.	2,928,193
60,968	[1]	Nevro Corp.	605,412
315,180	[1]	NextCure, Inc.	510,592
122,406	[1]	Novocure Ltd.	2,787,185
22,130	[1]	Nurix Therapeutics, Inc.	484,204
232,037	[1]	Omnicell, Inc.	6,777,801
39,905	[1,2]	Outlook Therapeutics, Inc.	309,264
143,012	[1]	Outset Medical, Inc.	507,693
24,328	[1]	Pacira BioSciences, Inc.	502,373
36,085	[1]	Pennant Group, Inc./The	1,075,694
41,382	[1]	PetIQ, Inc.	905,438
81,925	[1]	PROCEPT BioRobotics Corp.	5,187,491
22,921	[1]	Prothena Corp. PLC	533,601
159,667	[1]	Puma Biotechnology, Inc.	572,406
306,285	[1]	RAPT Therapeutics, Inc.	961,735
90,689	[1]	Relmada Therapeutics, Inc.	331,922
649,925	[1,2]	Revance Therapeutics, Inc.	2,456,716
107,342	[1]	RxSight, Inc.	4,913,043
251,939	[1]	SAGE Therapeutics, Inc.	2,758,732
194,394	[1]	Siga Technologies, Inc.	1,940,052
17,401	[1]	Supernus Pharmaceuticals, Inc.	518,898
170,713	[1]	Tactile Systems Technology, Inc.	2,180,005
34,392	[1,2]	Tg Therapeutics, Inc.	679,586
17,004	[1]	TransMedics Group, Inc.	2,418,989
37,857	[1]	Travere Thrapeutics, Inc.	361,156
50,969	[1]	Vanda Pharmaceuticals, Inc.	297,659
263,955	[1]	Voyager Therapeutics, Inc.	2,425,746
44,474	[1]	Y-mAbs Therapeutics, Inc.	546,141
153,438	[1]	Zentalis Pharmaceuticals, Inc.	596,874
		TOTAL	125,024,972
Annual Financial Statements and Additional Information
3

Shares			Value
		COMMON STOCKS—continued
		Industrials—21.2%
36,696		Apogee Enterprises, Inc.	$ 2,518,813
88,779	[1]	Array Technologies, Inc.	933,955
18,281	[1]	Atkore, Inc.	2,467,935
75,809	[1]	Atmus Filtration Technologies, Inc.	2,337,950
17,836	[1]	Beacon Roofing Supply, Inc.	1,833,541
114,116	[1]	Blue Bird Corp.	5,947,726
1,748		Boise Cascade Co.	248,373
37,385	[1]	Cimpress PLC	3,412,129
8,867		Comfort Systems USA, Inc.	2,947,568
14,753	[1]	Construction Partners, Inc.	953,781
252,897		Costamare, Inc.	3,747,934
16,811		Emcor Group, Inc.	6,311,522
33,141	[1]	Energy Recovery, Inc.	483,196
17,176		EnerSys, Inc.	1,888,158
73,827	[1]	Exlservice Holding, Inc.	2,603,140
22,527	[1]	Fluor Corp.	1,083,549
13,250	[1]	Forrester Research, Inc.	267,517
181,109	[2]	Forward Air Corp.	4,592,924
69,728	[1]	Franklin Covey Co.	3,047,811
105,764	[1]	GMS, Inc.	10,177,670
33,461		Griffon Corp.	2,411,200
28,986	[1]	Huron Consulting Group, Inc.	3,188,750
54,985		Hyster-Yale, Inc.	4,494,474
131,375	[1]	JELD-WEN Holding, Inc.	2,192,649
26,437		KForce Com, Inc.	1,836,578
19,956	[1]	Legalzoom.com, Inc.	133,306
164,960	[1]	Mistras Group, Inc.	1,649,600
34,622	[1]	MRC Global, Inc.	501,327
32,441		Mueller Water Products, Inc.	670,880
76,498	[1]	Parsons Corp.	6,989,622
161,164	[1,2]	Plug Power, Inc.	398,075
185,437	[1,2]	Redwire Corp	1,312,894
224,326	[1]	Shoals Technologies Group, Inc.	1,458,119
49,069	[1]	Sun Country Airlines Holdings	642,804
360,308	[1,2]	SunPower Corp.	307,523
2,278		Tennant Co.	245,318
59,624		Terex Corp.	3,771,814
249,917		The Shyft Group, Inc.	4,191,108
2,094	[1]	TriNet Group, Inc.	218,299
299,560		TTEC Holdings, Inc.	2,390,489
182,504	[1]	Upwork, Inc.	2,211,948
66,085	[1]	Vicor Corp.	2,782,839
18,846		Watts Industries, Inc., Class A	3,910,922
6,909	[1]	Willdan Group, Inc.	234,077
		TOTAL	105,949,807
		Information Technology—19.8%
317,058	[1]	8x8, Inc.	976,539
55,209		A10 Networks, Inc.	722,686
226,129	[1,2]	Aehr Test Systems	4,267,054
51,449	[1]	Alarm.com Holdings, Inc.	3,629,727
55,142	[1]	Alkami Technology, Inc.	1,804,798
13,695	[1]	AppFolio, Inc.	3,033,168
Annual Financial Statements and Additional Information
4

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
56,067	[1]	Arlo Technologies, Inc.	$ 849,976
299,119	[1]	AvePoint, Inc.	3,260,397
2,539		Badger Meter, Inc.	523,440
25,363	[1]	Blackbaud, Inc.	2,013,315
20,969	[1]	Blackline, Inc.	996,447
47,291	[1]	Box, Inc.	1,329,823
81,088	[1]	Brightcove, Inc.	192,989
247,068	[1]	Cambium Networks Corp.	526,255
267,902	[1]	Clear Secure, Inc.	5,719,708
78,134	[1]	Clearfield, Inc.	3,391,015
49,221	[1,2]	Coda Octopus Group, Inc.	360,298
175,575	[1]	CommScope Holdings Co., Inc.	454,739
45,278	[1]	Commvault Systems, Inc.	6,920,742
29,213	[1]	Core Scientific	284,827
83,086	[1]	Digi International, Inc.	2,268,248
334,215	[1]	Digital Turbine, Inc.	795,432
161,146	[1]	Expensify, Inc.	298,120
145,835	[1]	Extreme Networks, Inc.	2,085,440
3,319	[1]	Impinj, Inc.	528,683
29,591	[2]	InterDigital, Inc.	3,632,591
43,542	[1]	inTEST Corp.	470,254
13,204	[1]	Itron, Inc.	1,365,822
35,782		Kulicke & Soffa Industries	1,687,837
80,121	[1]	MaxLinear, Inc.	1,132,911
329,985	[1]	ON24, Inc.	2,168,001
2,108	[1]	OSI Systems, Inc.	311,942
7,133		Progress Software Corp.	416,567
45,340	[1]	Q2 Holdings, Inc.	3,059,090
34,035	[1]	Qualys, Inc.	5,075,980
80,753		Sapiens International Corp. NV	3,141,292
35,241	[1]	Secureworks Corp.	271,356
142,446	[1]	Semrush Holdings, Inc.	2,099,654
678,662	[1]	Sprinklr, Inc.	6,671,247
4,981	[1]	SPS Commerce, Inc.	1,073,007
166,896	[1]	Telos Corp.	717,653
56,574	[1]	Tenable Holdings, Inc.	2,597,878
452,362	[1]	Unisys Corp.	2,153,243
72,599	[1]	Varonis Systems, Inc.	4,002,383
22,239	[1]	Verint Systems, Inc.	803,717
3,732	[1]	Vertex, Inc.	147,974
984,243	[1]	Yext, Inc.	5,669,240
130,852	[1]	Zeta Global Holdings Corp.	2,802,850
		TOTAL	98,706,355
		Materials—3.7%
6,168	[1]	ATI, Inc.	417,635
7,081		Cabot Corp.	710,153
22,402		Commercial Metals Corp.	1,346,360
20,282		Compass Minerals International, Inc.	269,751
199,842	[1]	Constellium SE	3,559,186
20,955	[1]	Ingevity Corp.	961,625
2,918		Kaiser Aluminum Corp.	229,617
82,056	[1]	Knife River Corp.	6,525,093
Annual Financial Statements and Additional Information
5

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
19,874		Koppers Holdings, Inc.	$ 809,071
1,805		Materion Corp	217,376
78,500		Orion S.A.	1,932,670
19,735	[1,2]	Piedmont Lithium Ltd.	197,745
86,100	[1,3]	Rentech, Inc.	0
18,336		Sylvamo Corp.	1,351,547
		TOTAL	18,527,829
		Real Estate—1.6%
76,476	[1]	Real Brokerage, Inc./The	455,032
360,587	[1]	Redfin Corp.	2,935,178
169,496		RMR Group, Inc./The	4,396,726
		TOTAL	7,786,936
		Utilities—0.3%
15,826		Otter Tail Corp.	1,533,856
		TOTAL COMMON STOCKS (IDENTIFIED COST $381,573,116)	488,063,816
		INVESTMENT COMPANY—4.3%
21,588,600		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[4] (IDENTIFIED COST $21,588,600)	21,588,600
		TOTAL INVESTMENT IN SECURITIES—102.2% (IDENTIFIED COST $403,161,716)[5]	509,652,416
		OTHER ASSETS AND LIABILITIES - NET—(2.2)%[6]	(11,070,491)
		TOTAL NET ASSETS—100%	$498,581,925
An affiliated company is a company in which the Fund, alone or in combination with other Federated Hermes funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended July 31, 2024, were as follows:
Affiliated	Value as of 7/31/2023	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ (Depreciation)*	Net Realized Gain/ (Loss)*	Value as of 7/31/2024	Shares Held as of 7/31/2024	Dividend Income*
Health Care:
Dynavax Technologies Corp.	$—	$829,603	$(438,655)	$(39,639)	$(52,491)	$298,818	26,704	$—
Siga Technologies, Inc.**	$8,635,566	$—	$(8,642,517)	$1,661,311	$285,692	$1,940,052	194,394	$—
Affiliated issuers no longer in the portfolio at period end	$6,068,818	$—	$(5,037,071)	$(3,012,972)	$1,981,225	$—	—	$—
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$14,704,384	$829,603	$(14,118,243)	$(1,391,300)	$2,214,426	$2,238,870	221,098	$—

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
**	At July 31, 2024, the Fund no longer has ownership of at least 5% of the voting shares.
Annual Financial Statements and Additional Information
6

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2024, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2023	$14,815,356	$4,936,612	$19,751,968
Purchases at Cost	$177,512,573	$73,825,367	$251,337,940
Proceeds from Sales	$(170,739,329)	$(78,763,266)	$(249,502,595)
Change in Unrealized Appreciation/Depreciation	$—	$(70)	$(70)
Net Realized Gain/(Loss)	$—	$1,357	$1,357
Value as of 7/31/2024	$21,588,600	$—	$21,588,600
Shares Held as of 7/31/2024	21,588,600	—	21,588,600
Dividend Income	$781,593	$335,720	$1,117,313

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $405,627,063.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2024.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$445,966,568	$—	$0	$445,966,568
International	42,097,248	—	—	42,097,248
Investment Company	21,588,600	—	—	21,588,600
TOTAL SECURITIES	$509,652,416	$—	$0	$509,652,416
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$22.38	$20.80	$33.76	$23.89	$23.30
Income From Investment Operations:
Net investment income (loss)[1]	(0.11)	(0.03)	(0.04)	(0.15)	(0.07)
Net realized and unrealized gain (loss)	2.92	2.24	(4.34)	10.16	0.66
Total From Investment Operations	2.81	2.21	(4.38)	10.01	0.59
Less Distributions:
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$25.19	$22.38	$20.80	$33.76	$23.89
Total Return[2]	12.56%	11.18%	(18.45)%	42.03%	2.53%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.13%	1.13%	1.13%	1.13%
Net investment income (loss)	(0.51)%	(0.16)%	(0.16)%	(0.50)%	(0.32)%
Expense waiver/reimbursement[4]	0.26%	0.24%	0.21%	0.23%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$80,198	$80,993	$88,900	$129,226	$92,389
Portfolio turnover[5]	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$17.73	$16.75	$28.99	$20.69	$20.32
Income From Investment Operations:
Net investment income (loss)[1]	(0.23)	(0.16)	(0.21)	(0.33)	(0.21)
Net realized and unrealized gain (loss)	2.29	1.77	(3.45)	8.77	0.58
Total From Investment Operations	2.06	1.61	(3.66)	8.44	0.37
Less Distributions:
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$19.79	$17.73	$16.75	$28.99	$20.69
Total Return[2]	11.62%	10.27%	(19.14)%	40.93%	1.82%
Ratios to Average Net Assets:
Net expenses[3]	1.98%	1.96%	1.96%	1.88%	1.88%
Net investment income (loss)	(1.35)%	(0.99)%	(0.99)%	(1.25)%	(1.07)%
Expense waiver/reimbursement[4]	0.14%	0.12%	0.12%	0.15%	0.20%
Supplemental Data:
Net assets, end of period (000 omitted)	$15,530	$18,262	$19,373	$28,084	$17,481
Portfolio turnover[5]	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.07	$22.27	$35.50	$25.05	$24.37
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	0.02	0.02	(0.08)	(0.02)
Net realized and unrealized gain (loss)	3.15	2.42	(4.67)	10.67	0.70
Total From Investment Operations	3.09	2.44	(4.65)	10.59	0.68
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	—	—	—
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—
Total Distributions	(0.01)	(0.64)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$27.15	$24.07	$22.27	$35.50	$25.05
Total Return[2]	12.85%	11.49%	(18.29)%	42.40%	2.79%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.88%
Net investment income (loss)	(0.27)%	0.09%	0.08%	(0.25)%	(0.07)%
Expense waiver/reimbursement[4]	0.23%	0.20%	0.18%	0.16%	0.19%
Supplemental Data:
Net assets, end of period (000 omitted)	$218,620	$258,459	$304,721	$428,578	$354,204
Portfolio turnover[5]	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended July 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.09	$22.29	$35.51	$25.06	$24.36
Income From Investment Operations:
Net investment income (loss)[1]	(0.06)	0.02	0.02	(0.08)	(0.02)
Net realized and unrealized gain (loss)	3.15	2.42	(4.66)	10.67	0.72
Total From Investment Operations	3.09	2.44	(4.64)	10.59	0.70
Less Distributions:
Distributions from net investment income	(0.01)	(0.01)	—	—	—
Distributions from net realized gain	—	(0.63)	(8.58)	(0.14)	—
Total Distributions	(0.01)	(0.64)	(8.58)	(0.14)	—
Net Asset Value, End of Period	$27.17	$24.09	$22.29	$35.51	$25.06
Total Return[2]	12.85%	11.49%	(18.24)%	42.38%	2.87%
Ratios to Average Net Assets:
Net expenses[3]	0.87%	0.87%	0.87%	0.87%	0.87%
Net investment income (loss)	(0.26)%	0.11%	0.10%	(0.24)%	(0.07)%
Expense waiver/reimbursement[4]	0.14%	0.12%	0.09%	0.09%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$184,233	$182,071	$256,060	$309,117	$283,103
Portfolio turnover[5]	90%	138%	140%	163%	227%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Assets and Liabilities
July 31, 2024

Assets:
Investment in securities, at value including $10,363,362 of securities loaned and $23,827,470 of investments in affiliated holdings* (identified cost $403,161,716, including $23,011,006 of identified cost in affiliated holdings)	$509,652,416
Cash	1,901
Income receivable	163,469
Income receivable from affiliated holdings	40,437
Receivable for investments sold	939,114
Receivable for shares sold	436,810
Total Assets	511,234,147
Liabilities:
Payable for investments purchased	978,457
Payable for shares redeemed	335,929
Payable for collateral due to broker for securities lending (Note 2)	11,067,025
Payable for investment adviser fee (Note 5)	9,179
Payable for administrative fee (Note 5)	1,047
Payable for Directors’/Trustees’ fees (Note 5)	102
Payable for distribution services fee (Note 5)	9,410
Payable for other service fees (Notes 2 and 5)	41,755
Accrued expenses (Note 5)	209,318
Total Liabilities	12,652,222
Net assets for 18,801,917 shares outstanding	$498,581,925
Net Assets Consist of:
Paid-in capital	$427,176,706
Total distributable earnings (loss)	71,405,219
Total Net Assets	$498,581,925
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($80,198,332 ÷ 3,183,890 shares outstanding), no par value, unlimited shares authorized	$25.19
Offering price per share (100/94.50 of $25.19)	$26.66
Redemption proceeds per share	$25.19
Class C Shares:
Net asset value per share ($15,530,152 ÷ 784,834 shares outstanding), no par value, unlimited shares authorized	$19.79
Offering price per share	$19.79
Redemption proceeds per share (99.00/100 of $19.79)	$19.59
Institutional Shares:
Net asset value per share ($218,620,142 ÷ 8,052,443 shares outstanding), no par value, unlimited shares authorized	$27.15
Offering price per share	$27.15
Redemption proceeds per share	$27.15
Class R6 Shares:
Net asset value per share ($184,233,299 ÷ 6,780,750 shares outstanding), no par value, unlimited shares authorized	$27.17
Offering price per share	$27.17
Redemption proceeds per share	$27.17

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Statement of Operations
Year Ended July 31, 2024

Investment Income:
Dividends (including $445,509 received from affiliated holdings* and net of foreign taxes withheld of $16,839)	$2,566,741
Net income on securities loaned (includes $671,804 earned from affiliated holdings related to cash collateral balances*) (Note 2)	278,334
TOTAL INCOME	2,845,075
Expenses:
Investment adviser fee (Note 5)	3,671,902
Administrative fee (Note 5)	359,963
Custodian fees	53,685
Transfer agent fees (Note 2)	547,342
Directors’/Trustees’ fees (Note 5)	3,451
Auditing fees	30,680
Legal fees	10,263
Portfolio accounting fees	132,685
Distribution services fee (Note 5)	118,422
Other service fees (Notes 2 and 5)	221,548
Share registration costs	63,671
Printing and postage	76,093
Miscellaneous (Note 5)	34,297
TOTAL EXPENSES	5,324,002
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(622,980)
Reimbursement of other operating expenses (Notes 2 and 5)	(295,753)
TOTAL WAIVER AND REIMBURSEMENTS	(918,733)
Net expenses	4,405,269
Net investment income (loss)	(1,560,194)
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized gain of $2,215,783 on sales of investments in affiliated holdings*)	33,689,166
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $(1,391,370) on investments in affiliated holdings*)	14,875,580
Net realized and unrealized gain (loss) on investments	48,564,746
Change in net assets resulting from operations	$47,004,552

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
13

Statement of Changes in Net Assets

Year Ended July 31	2024	2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(1,560,194)	$179,429
Net realized gain (loss)	33,689,166	(57,004,841)
Net change in unrealized appreciation/depreciation	14,875,580	113,583,742
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	47,004,552	56,758,330
Distributions to Shareholders:
Class A Shares	—	(2,603,153)
Class C Shares	—	(679,479)
Institutional Shares	(98,426)	(7,667,185)
Class R6 Shares	(90,475)	(7,065,520)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(188,901)	(18,015,337)
Share Transactions:
Proceeds from sale of shares	98,871,084	108,452,150
Net asset value of shares issued to shareholders in payment of distributions declared	172,821	16,710,898
Cost of shares redeemed	(187,063,089)	(293,174,418)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(88,019,184)	(168,011,370)
Change in net assets	(41,203,533)	(129,268,377)
Net Assets:
Beginning of period	539,785,458	669,053,835
End of period	$498,581,925	$539,785,458
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
14

Notes to Financial Statements
July 31, 2024
1. ORGANIZATION
Federated Hermes MDT Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes MDT Small Cap Growth Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide long-term capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of Federated MDTA LLC (the “Adviser”), certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Annual Financial Statements and Additional Information
15

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $918,733 is disclosed in various locations in this Note 2 and Note 5. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended July 31, 2024, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$138,200	$(93,071)
Class C Shares	23,490	—
Institutional Shares	315,591	(202,682)
Class R6 Shares	70,061	—
TOTAL	$547,342	$(295,753)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
Annual Financial Statements and Additional Information
16

For the year ended July 31, 2024, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$182,253
Class C Shares	39,295
TOTAL	$221,548
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended July 31, 2024, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2024, tax years 2021 through 2024 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of July 31, 2024, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$10,363,362	$11,067,025
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Financial Statements and Additional Information
17

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	276,546	$6,127,809	364,732	$7,410,545
Shares issued to shareholders in payment of distributions declared	—	—	118,380	2,245,671
Shares redeemed	(711,809)	(15,770,705)	(1,138,869)	(23,147,646)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(435,263)	$(9,642,896)	(655,757)	$(13,491,430)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	95,829	$1,650,769	148,712	$2,428,011
Shares issued to shareholders in payment of distributions declared	—	—	44,306	669,467
Shares redeemed	(341,009)	(5,935,903)	(319,656)	(5,189,606)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(245,180)	$(4,285,134)	(126,638)	$(2,092,128)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,936,507	$45,814,425	2,583,227	$56,282,758
Shares issued to shareholders in payment of distributions declared	3,699	91,019	357,614	7,287,807
Shares redeemed	(4,624,970)	(105,387,826)	(5,884,345)	(128,470,285)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,684,764)	$(59,482,382)	(2,943,504)	$(64,899,720)
	Year Ended 7/31/2024		Year Ended 7/31/2023
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,878,004	$45,278,081	1,965,413	$42,330,836
Shares issued to shareholders in payment of distributions declared	3,321	81,802	319,036	6,507,953
Shares redeemed	(2,658,671)	(59,968,655)	(6,214,536)	(136,366,881)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(777,346)	$(14,608,772)	(3,930,087)	$(87,528,092)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(4,142,553)	$(88,019,184)	(7,655,986)	$(168,011,370)
4. FEDERAL TAX INFORMATION
The accounting treatment of certain items in accordance with income tax regulations may differ from the accounting treatment in accordance with GAAP which may result in permanent differences. In the case of the Fund, such differences primarily result from a net operating loss.
Increase (Decrease)
Paid-In Capital	Total Distributable Earnings (Loss)
$(377,292)	$377,292
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended July 31, 2024 and 2023, was as follows:
	2024	2023
Ordinary income	$188,901	$270,788
Long-term capital gains	$—	$17,744,549
As of July 31, 2024, the components of distributable earnings on a tax-basis were as follows:
Net unrealized appreciation	$104,025,353
Capital loss carryforwards and deferrals	$(32,620,134)
TOTAL	$71,405,219
Annual Financial Statements and Additional Information
18

At July 31, 2024, the cost of investments for federal tax purposes was $405,627,063. The net unrealized appreciation of investments for federal tax purposes was $104,025,353. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $125,629,034 and unrealized depreciation from investments for those securities having an excess of cost over value of $21,603,681. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales.
As of July 31, 2024, the Fund had a capital loss carryforward of $31,551,228 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$31,551,228	$—	$31,551,228
The Fund used capital loss carryforwards of $29,805,079 to offset capital gains realized during the year ended July 31, 2024.
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of July 31, 2024, for federal income tax purposes, a late year ordinary loss of $1,068,906 was deferred to August 1, 2024.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.80% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended July 31, 2024, the Adviser voluntarily waived $606,486 of its fee and voluntarily reimbursed $295,753 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended July 31, 2024, the Adviser reimbursed $16,494.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended July 31, 2024, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$118,422
For the year ended July 31, 2024, FSC retained $5,900 of fees paid by the Fund.
Annual Financial Statements and Additional Information
19

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended July 31, 2024, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended July 31, 2024, FSC retained $1,123 in sales charges from the sale of Class A Shares. FSC also retained $453 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended July 31, 2024, FSSC received $12,922 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.13%, 2.01%, 0.88% and 0.87% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) October 1, 2025; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended July 31, 2024, were as follows:
Purchases	$411,308,653
Sales	$506,983,565
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial portion of the Fund’s portfolio may be comprised of entities in the Health Care sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 18, 2024. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of July 31, 2024, the Fund had no outstanding loans. During the year ended July 31, 2024, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2024, there were no outstanding loans. During the year ended July 31, 2024, the program was not utilized.
Annual Financial Statements and Additional Information
20

10. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
11. FEDERAL TAX INFORMATION (UNAUDITED)
Of the ordinary income distributions made by the Fund during the year ended July 31, 2024, 99.17% qualify for the dividend received deduction available to corporate shareholders.
For the fiscal year ended July 31, 2024, 99.17% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Annual Financial Statements and Additional Information
21

Report of Independent Registered Public Accounting Firm
TO THE board of trustees OF federated Hermes MDT Series and shareholders of Federated Hermes MDT Small Cap Growth Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes MDT Small Cap Growth Fund (the “Fund”) (one of the portfolios constituting Federated Hermes MDT Series (the “Trust”)), including the portfolio of investments, as of July 31, 2024, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the portfolios constituting Federated Hermes MDT Series), at July 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian, brokers, and others; when replies were not received from brokers or others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Federated Hermes investment companies since 1979.
Boston, Massachusetts
September 23, 2024
Annual Financial Statements and Additional Information
22

Evaluation and Approval of Advisory Contract–May 2024
Federated Hermes MDT Small Cap Growth Fund (the “Fund”)
At its meetings in May 2024 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated MDTA LLC (the “Adviser”) with respect to the Fund (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation of the Fund’s management fee (the “CCO Fee Evaluation Report”). The Board considered the CCO Fee Evaluation Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contracts; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objectives and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors they deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
23

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the benefits of the previous significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened Federated Hermes’ investment management expertise and capabilities and expanded its access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters where appropriate. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard.
Annual Financial Statements and Additional Information
24

In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions. The Board considered that, in its evaluation of investment performance at meetings throughout the year, it focused particular attention on information indicating less favorable performance of certain Federated Hermes Funds for specific time periods and discussed with Federated Hermes the reasons for such performance as well as any specific actions Federated Hermes had taken, or had agreed to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered the CCO’s view that, in evaluating such comparisons, in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group. In this connection, the Board considered that the quantitative focus of the management of the Fund makes fee and expense comparisons particularly difficult as the funds in the Performance Peer Group varied widely in terms of the complexity of their management, and the management of the Fund is among the more complex relative to its Performance Peer Group. The Board also considered a report comparing the performance of the Fund solely to other funds with a quantitative focus in the Performance Peer Group.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2023, the Fund’s performance fell below the Performance Peer Group median for the five-year period, and was above the Performance Peer Group median for the one-year and three-year periods. In addition, the Board was informed by the Adviser that, for the same periods, the Fund outperformed its benchmark index for the one-year, three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee, and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
Annual Financial Statements and Additional Information
25

While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vi) different SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) different administrative responsibilities; (viii) different degrees of risk associated with management; and (ix) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s view that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Annual Financial Statements and Additional Information
26

Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information is relevant to considering whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items, and management has committed to reviewing certain items, for future reporting to the Board as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
27

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes MDT Small Cap Growth Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421R775
CUSIP 31421R767
CUSIP 31421R759
CUSIP 31421R619
37313 (9/24)
© 2024 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: Not Applicable.

Federated Hermes MDT Balanced Fund: Not Applicable.

Federated Hermes MDT Large Cap Growth Fund: Not Applicable.

Federated Hermes MDT Small Cap Core Fund: Not Applicable.

Federated Hermes MDT Small Cap Growth Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes MDT All Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes MDT All Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Balanced Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Large Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Core Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes MDT Small Cap Growth Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits
(a)(1)	Not Applicable.
(a)(2)	Certifications of Principal Executive Officer and Principal Financial Officer.
(a)(3)	Not Applicable.
(a)(4)	Not Applicable.
(b)	Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes MDT Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  September 23, 2024

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  September 23, 2024